UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	7/31/2017

Item 1. Schedule of Investments

Prudential Income Builder Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.3%
AFFILIATED MUTUAL FUNDS — 5.9%
Prudential Absolute Return Bond Fund (Class Q)	889,218	$8,767,690
Prudential Short Duration High Yield Income Fund (Class Q)	1,440,839	13,097,226
Prudential Total Return Bond Fund (Class Q)	301,174	4,373,046

TOTAL AFFILIATED MUTUAL FUNDS (cost $25,790,852)(w)		26,237,962

COMMON STOCKS — 38.1%
Aerospace & Defense — 1.0%
General Dynamics Corp.	7,711	1,513,901
Lockheed Martin Corp.	4,941	1,443,414
Safran SA (France)	14,729	1,393,517

		4,350,832

Banks — 2.6%
Allied Irish Banks PLC (Ireland), 144A	17,448	102,463
Bank of America Corp.	115,714	2,791,022
BB&T Corp.	43,893	2,077,017
Citigroup, Inc.	19,209	1,314,856
JPMorgan Chase & Co.	37,320	3,425,976
PNC Financial Services Group, Inc. (The)	14,755	1,900,444

		11,611,778

Beverages — 0.2%
Coca-Cola Co. (The)	20,630	945,679

Biotechnology — 0.1%
AbbVie, Inc.	8,713	609,126

Capital Markets — 0.3%
Goldman Sachs Group, Inc. (The)	6,715	1,513,091

Chemicals — 0.7%
Air Products & Chemicals, Inc.	7,072	1,005,285
Dow Chemical Co. (The)	20,790	1,335,550
FMC Corp.	12,169	929,468

		3,270,303

Communications Equipment — 0.2%
Cisco Systems, Inc.	20,930	658,249

Electric Utilities — 0.5%
Exelon Corp.	31,504	1,207,863
PG&E Corp.	14,053	951,248

		2,159,111

Energy Equipment & Services — 0.2%
USA Compression Partners LP, MLP	44,604	729,722

Equity Real Estate Investment Trusts (REITs) — 9.2%
Ascendas Real Estate Investment Trust (Singapore)	294,800	586,891
Cache Logistics Trust (Singapore)	3,225,937	2,106,116
CBL & Associates Properties, Inc.(a)	160,199	1,408,149
Community Healthcare Trust, Inc.	114,283	2,899,360
CubeSmart	19,107	471,179
CyrusOne, Inc.	37,268	2,225,272
DDR Corp.	103,569	1,055,368
Eurocommercial Properties NV (Netherlands), CVA	21,332	863,473
Frasers Logistics & Industrial Trust (Singapore)	700,445	566,015

Gramercy Property Trust	54,386	1,643,545
Invincible Investment Corp. (Japan)	3,849	1,723,963
Keppel REIT (Singapore)	533,178	456,300
Lexington Realty Trust	92,485	941,497
MedEquities Realty Trust, Inc.	213,227	2,569,385
Medical Properties Trust, Inc.	226,491	2,939,853
MGM Growth Properties LLC (Class A Stock)	56,401	1,688,082
NewRiver REIT PLC (United Kingdom)	130,159	606,837
Omega Healthcare Investors, Inc.	50,631	1,599,433
Park Hotels & Resorts, Inc.	83,739	2,255,091
Physicians Realty Trust	52,597	979,356
Prologis Property Mexico SA de CV (Mexico)	130,257	256,892
QTS Realty Trust, Inc. (Class A Stock)	13,691	732,058
Retail Properties of America, Inc. (Class A Stock)	71,191	941,857
Sabra Health Care REIT, Inc.	43,093	999,758
Senior Housing Properties Trust	60,742	1,181,432
Slate Retail REIT (Canada)(Class U Stock)	52,012	564,863
STAG Industrial, Inc.	60,108	1,640,347
Starhill Global REIT (Singapore)	980,621	564,445
Suntec Real Estate Investment Trust (Singapore)	334,644	469,148
Ventas, Inc.	6,810	458,654
Vicinity Centres (Australia)	469,000	1,032,195
Washington Prime Group, Inc.	155,035	1,398,416
Wereldhave NV (Netherlands)	15,536	752,159

		40,577,389

Food & Staples Retailing — 0.2%
Wal-Mart Stores, Inc.	12,170	973,478

Food Products — 1.0%
Conagra Brands, Inc.	37,205	1,273,899
Hershey Co. (The)	9,274	976,645
Kraft Heinz Co. (The)	25,402	2,221,659

		4,472,203

Health Care Providers & Services — 0.3%
Aetna, Inc.	7,702	1,188,496

Hotels, Restaurants & Leisure — 1.0%
Dunkin’ Brands Group, Inc.	21,200	1,124,236
McDonald’s Corp.	12,693	1,969,192
Starbucks Corp.	24,000	1,295,520

		4,388,948

Independent Power & Renewable Electricity Producers — 0.1%
NextEra Energy Partners LP, MLP	15,737	648,679

Industrial Conglomerates — 0.3%
Honeywell International, Inc.	9,035	1,229,844

IT Services — 0.6%
DXC Technology Co.	32,003	2,508,395

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.	9,421	1,653,668

Machinery — 0.3%
Caterpillar, Inc.	10,458	1,191,689

Media — 0.4%
CBS Corp. (Class B Stock)	8,490	558,897
Time Warner, Inc.	4,684	479,735

Twenty-First Century Fox, Inc. (Class A Stock)	25,936	754,738

		1,793,370

Mortgage Real Estate Investment Trusts (REITs) — 0.7%
MFA Financial, Inc.	167,210	1,419,613
Starwood Property Trust, Inc.	82,728	1,823,325

		3,242,938

Oil, Gas & Consumable Fuels — 13.1%
Antero Midstream GP LP*	34,669	736,023
Antero Midstream Partners LP, MLP	53,787	1,865,871
Boardwalk Pipeline Partners LP, MLP	88,770	1,486,010
Buckeye Partners LP, MLP	31,577	2,001,666
Cheniere Energy Partners LP Holdings LLC	104,392	2,731,939
Cheniere Energy Partners LP, MLP	94,879	2,784,699
Enbridge, Inc. (Canada)	28,316	1,173,981
Energy Transfer Equity LP, MLP	88,412	1,562,240
Energy Transfer Partners LP, MLP	174,866	3,617,977
EnLink Midstream LLC	38,130	669,181
EnLink Midstream Partners LP, MLP	53,656	886,934
Enterprise Products Partners LP, MLP	86,228	2,345,402
EQT GP Holdings LP, MLP	20,294	592,585
EQT Midstream Partners LP, MLP	32,643	2,537,340
Frontera Energy Corp. (Colombia)*	1,116	30,802
Hess Midstream Partners LP, MLP*	21,724	459,245
Kinder Morgan, Inc.	82,068	1,676,649
Marathon Petroleum Corp.	9,949	557,045
MPLX LP, MLP	102,767	3,735,580
Noble Midstream Partners LP, MLP	32,737	1,486,260
NuStar Energy LP, MLP	28,004	1,212,013
ONEOK, Inc.	30,146	1,705,359
Plains All American Pipeline LP, MLP	85,096	2,243,982
Royal Dutch Shell PLC (Class A Stock) (Netherlands), ADR	52,742	2,981,505
SemGroup Corp. (Class A Stock)	53,007	1,433,839
Tallgrass Energy GP LP	20,992	544,742
Tallgrass Energy Partners LP, MLP	50,899	2,601,957
Targa Resources Corp.	74,056	3,436,939
TC PipeLines LP, MLP	12,785	732,453
TransCanada Corp. (Canada)	29,938	1,529,617
Williams Cos., Inc. (The)	90,424	2,873,675
Williams Partners LP, MLP	87,831	3,638,838

		57,872,348

Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co.	34,915	1,986,664
Eli Lilly & Co.	22,540	1,863,156
Pfizer, Inc.	41,620	1,380,119

		5,229,939

Road & Rail — 0.6%
CSX Corp.	27,183	1,341,209
Ryder System, Inc.	5,127	373,040
Union Pacific Corp.	8,908	917,168

		2,631,417

Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.	11,560	913,356

Texas Instruments, Inc.	18,051	1,468,990

		2,382,346

Software — 1.0%
Microsoft Corp.	37,352	2,715,490
Oracle Corp.	36,721	1,833,480

		4,548,970

Specialty Retail — 0.3%
Home Depot, Inc. (The)	7,769	1,162,242

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	14,587	2,169,525

Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.	29,803	1,404,913

Tobacco — 0.1%
Philip Morris International, Inc.	3,968	463,105

Transportation Infrastructure — 0.2%
EcoRodovias Infraestrutura e Logistica SA (Brazil)	307,493	1,062,004

TOTAL COMMON STOCKS (cost $151,724,726)		168,643,797

UNAFFILIATED EXCHANGE TRADED FUNDS — 12.0%
PowerShares Preferred Portfolio ETF	861,988	13,050,498
SPDR Bloomberg Barclays Convertible Securities ETF	788,842	40,207,277

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $49,050,623)		53,257,775

PREFERRED STOCKS — 4.4%
Electric Utilities — 0.2%
NextEra Energy, Inc., CVT, 6.123%	17,249	958,354

Electronic Equipment, Instruments & Components — 0.2%
Belden, Inc., CVT, Series B, 6.750%	9,707	970,506

Equity Real Estate Investment Trusts (REITs) — 2.3%
American Homes 4 Rent, Series G, 5.875%, (PRFC)(a)*	55,000	1,383,250
American Tower Corp., CVT, Series B, 5.500%(a)	7,917	947,665
Cedar Realty Trust, Inc., Series B, 7.250%, (PRFC)(a)	31,800	808,960
DDR Corp., Series A, 6.375%, (PRFC)	50,000	1,345,000
Monmouth Real Estate Investment Corp., Series C, 6.125%, (PRFC)	27,050	685,988
Pebblebrook Hotel Trust, Series D, 6.375%, (PRFC)(a)	17,822	453,748
Pennsylvania Real Estate Investment Trust, Series C, 7.200%, (PRFC)	42,300	1,133,640
Rexford Industrial Realty, Inc., Series A, 5.875%, (PRFC)	18,250	469,208
STAG Industrial, Inc., Series C, 6.875%, (PRFC)(a)	25,220	675,644
Sunstone Hotel Investors, Inc., Series E, 6.950%, (PRFC)(a)	43,700	1,166,790
UMH Properties, Inc., Series C, 6.750%, (PRFC)*	40,590	1,025,709

		10,095,602

Internet Software & Services — 0.7%
Mandatory Exchangeable Trust, CVT, 5.750%, 144A	17,907	3,199,265

Oil, Gas & Consumable Fuels — 0.3%
Anadarko Petroleum Corp., CVT, 7.500%(a)	38,773	1,546,267

Pharmaceuticals — 0.7%
Allergan PLC, CVT, Series A, 5.500%	3,221	2,879,606

TOTAL PREFERRED STOCKS (cost $18,035,159)		19,649,600

	Interest Rate		Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.7%
Collateralized Loan Obligations
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.404	%(c)	07/15/26	500	500,239
ALM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A	2.354	%(c)	04/16/27	500	500,270
ALM XVI Ltd./ALM XVI LLC (Cayman Islands), Series 2015-16A, Class A1R, 144A	2.354	%(c)	07/15/27	500	499,938
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.334	%(c)	07/25/26	700	700,360
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.554	%(c)	10/15/26	500	500,111
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.477	%(c)	05/15/26	297	297,363

TOTAL ASSET-BACKED SECURITIES (cost $2,997,363)					2,998,281

CONVERTIBLE BOND — 0.2%
Banks
Goldman Sachs DXC Technology Co., Sr. Unsec’d. Notes, 144A^ (cost $921,274)	2.850%		11/08/17	1,215	948,575

CORPORATE BONDS — 23.9%
Advertising — 0.0%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750%		10/01/22	275	207,625

Aerospace & Defense — 0.1%
Arconic, Inc., Sr. Unsec’d. Notes(a)	5.125%		10/01/24	70	74,463
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	5.000%		08/01/24	150	153,187
Orbital ATK, Inc., Gtd. Notes	5.250%		10/01/21	75	77,344
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%		07/15/23	150	166,125
TransDigm, Inc., Gtd. Notes	6.375%		06/15/26	50	52,250
TransDigm, Inc., Gtd. Notes	6.500%		07/15/24	125	132,344

					655,713

Agriculture — 0.0%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%		02/01/25	125	128,750

Auto Manufacturers — 0.1%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes	5.250%		04/15/23	200	207,750
Mclaren Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750%		08/01/22	200	205,000

					412,750

Auto Parts & Equipment — 0.4%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875%		08/15/26	200	202,850
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	5.000%		10/01/24	100	103,500
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%		11/15/19	150	164,625
American Axle & Manufacturing, Inc., Gtd. Notes, 144A(a)	6.250%		04/01/25	50	49,812
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625%		11/15/26	125	126,094
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750%		04/15/25	125	130,000

Dana, Inc., Sr. Unsec’d. Notes	5.500%		12/15/24	100	103,625
Meritor, Inc., Gtd. Notes	6.750%		06/15/21	150	154,995
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	5.500%		02/28/23	200	206,000
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%		05/15/23	200	206,750
TI Group Automotive Systems LLC (United Kingdom), Gtd. Notes, 144A	8.750%		07/15/23	150	158,625
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%		04/29/25	250	261,250

					1,868,126

Banks — 0.4%
Banco de Costa Rica (Costa Rica), Gov’t. Gtd. Notes	5.250%		08/12/18	200	203,620
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec’d. Notes	6.500%		06/10/19	100	106,155
Bank of America Corp., Series M, Jr. Sub. Notes	8.125	%(c)	12/29/49	25	26,116
Banque Centrale de Tunisie International Bond (Tunisia), Sr. Unsec’d. Notes	5.750%		01/30/25	200	192,088
BBVA Bancomer SA (Mexico), Sub. Notes, 144A	6.750%		09/30/22	200	227,000
Citigroup, Inc., Series Q, Jr. Sub. Notes	5.950	%(c)	12/29/49	100	105,222
National Savings Bank (Sri Lanka), Sr. Unsec’d. Notes	8.875%		09/18/18	200	211,500
Oschadbank Via SSB #1 PLC (Ukraine), Sr. Unsec’d. Notes	9.625	%(c)	03/20/25	200	209,400
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes	5.942%		11/21/23	200	213,514
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes	6.025%		07/05/22	200	213,477

					1,708,092

Beverages — 0.0%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500%		04/01/25	200	210,250

Building Materials — 0.4%
BMC East LLC, Sr. Sec’d. Notes, 144A	5.500%		10/01/24	150	157,875
Builders FirstSource, Inc., Gtd. Notes, 144A	10.750%		08/15/23	175	201,687
Builders FirstSource, Inc., Sr. Sec’d. Notes, 144A	5.625%		09/01/24	75	78,750
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%		01/11/25	200	213,000
Griffon Corp., Gtd. Notes	5.250%		03/01/22	280	286,300
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%		02/15/23	200	210,750
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.125%		02/15/21	50	51,875
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375%		11/15/24	100	105,250
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%		07/15/23	150	157,125
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	8.500%		04/15/22	100	112,500
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	5.125%		06/01/25	50	51,375
US Concrete, Inc., Gtd. Notes	6.375%		06/01/24	100	106,750
US Concrete, Inc., Gtd. Notes, 144A	6.375%		06/01/24	175	186,813

					1,920,050

Chemicals — 1.2%
A Schulman, Inc., Gtd. Notes	6.875%		06/01/23	395	412,775
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250%		02/01/25	200	206,000
Ashland LLC, Gtd. Notes	6.875%		05/15/43	100	109,000
Blue Cube Spinco, Inc., Gtd. Notes	9.750%		10/15/23	70	85,400
Blue Cube Spinco, Inc., Gtd. Notes	10.000%		10/15/25	125	155,000

Chemours Co. (The), Gtd. Notes	5.375%	05/15/27	100	105,375
Chemours Co. (The), Gtd. Notes	6.625%	05/15/23	200	214,772
Chemours Co. (The), Gtd. Notes	7.000%	05/15/25	110	122,650
CVR Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A	9.250%	06/15/23	100	101,875
Eco Services Operations LLC/Eco Finance Corp., Sr. Unsec’d. Notes, 144A	8.500%	11/01/22	145	151,888
GCP Applied Technologies, Inc., Gtd. Notes, 144A	9.500%	02/01/23	75	85,406
Hexion, Inc., Sec’d. Notes, 144A	13.750%	02/01/22	220	201,300
Hexion, Inc., Sr. Sec’d. Notes, 144A(a)	10.375%	02/01/22	480	486,000
Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes	9.000%	11/15/20	175	124,906
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A	7.000%	04/15/25	50	53,750
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	6.750%	09/19/42	200	219,250
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	100	100,500
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	06/01/27	350	350,875
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(a)	6.500%	02/01/22	90	93,375
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	10.375%	05/01/21	175	192,938
PQ Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/22	50	54,151
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250%	04/01/25	290	301,600
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750%	12/15/20	650	607,750
Tronox Finance LLC, Gtd. Notes	6.375%	08/15/20	285	286,425
Tronox Finance LLC, Gtd. Notes, 144A(a)	7.500%	03/15/22	285	298,537
Venator Finance Sarl/Venator Materials Corp. (Luxembourg), Sr. Unsec’d. Notes, 144A	5.750%	07/15/25	50	51,375

				5,172,873

Coal — 0.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Gtd. Notes, 144A	7.500%	05/01/25	200	211,250
CONSOL Energy, Inc., Gtd. Notes	5.875%	04/15/22	475	477,078
CONSOL Energy, Inc., Gtd. Notes	8.000%	04/01/23	225	239,063
Peabody Energy Corp., Sr. Sec’d. Notes, 144A	6.375%	03/31/25	182	183,820

				1,111,211

Commercial Services — 0.5%
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	175	154,875
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	200	207,500
Laureate Education, Inc., Gtd. Notes, 144A	8.250%	05/01/25	750	815,625
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(a)	6.500%	11/15/23	61	61,000
United Rentals North America, Inc., Gtd. Notes(a)	5.500%	07/15/25	75	79,125
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27	150	158,250
United Rentals North America, Inc., Gtd. Notes(a)	5.750%	11/15/24	275	292,187
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	200	215,250
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	19	19,855

				2,003,667

Computers — 0.4%
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875%	06/15/21	100	104,875
Dell International LLC/EMC Corp., Gtd. Notes, 144A(a)	7.125%	06/15/24	100	111,280
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	5.450%	06/15/23	85	93,687

Exela Intermediate LLC/Exela Finance, Inc., Sr. Sec’d. Notes, 144A	10.000%	07/15/23	370	359,825
NCR Corp., Gtd. Notes	6.375%	12/15/23	100	106,750
Western Digital Corp., Gtd. Notes	10.500%	04/01/24	660	781,275

				1,557,692

Distribution/Wholesale — 0.2%
Beacon Roofing Supply, Inc., Gtd. Notes	6.375%	10/01/23	125	134,687
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%	07/15/22	50	50,375
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%	06/15/23	350	353,500
H&E Equipment Services, Inc., Gtd. Notes	7.000%	09/01/22	250	258,750

				797,312

Diversified Financial Services — 0.3%
Ally Financial, Inc., Gtd. Notes	8.000%	03/15/20	100	113,500
Ally Financial, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	25	25,719
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	08/15/22	150	162,090
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250%	08/15/21	100	107,250
LPL Holdings, Inc., Gtd. Notes, 144A	5.750%	09/15/25	125	130,937
Navient Corp., Sr. Unsec’d. Notes	5.875%	10/25/24	200	203,750
Navient Corp., Sr. Unsec’d. Notes, MTN	6.125%	03/25/24	25	25,937
Navient Corp., Sr. Unsec’d. Notes	6.625%	07/26/21	50	53,625
Navient Corp., Sr. Unsec’d. Notes	7.250%	09/25/23	75	82,054
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	100	110,600
OneMain Financial Holdings LLC, Gtd. Notes, 144A	6.750%	12/15/19	25	26,175
Springleaf Finance Corp., Gtd. Notes	6.000%	06/01/20	50	52,750
Orchestra Borrower LLC/Orchestra Co.-Issuer, Inc., Sec’d. Notes, 144A	6.750%	06/15/22	150	157,521

				1,251,908

Diversified Machinery — 0.1%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500%	06/15/23	275	289,438
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A	8.750%	12/15/19	25	25,750
Cloud Crane LLC, Sec’d. Notes, 144A	10.125%	08/01/24	275	309,375

				624,563

Electric — 1.4%
AES Corp., Sr. Unsec’d. Notes	5.500%	04/15/25	150	157,125
AES Corp., Sr. Unsec’d. Notes	7.375%	07/01/21	175	199,938
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%	01/15/23	550	532,125
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24	150	140,813
Calpine Corp., Sr. Unsec’d. Notes	5.750%	01/15/25	200	186,750
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes	5.750%	02/14/42	200	205,750
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19	250	262,500
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	175	191,406
Dynegy, Inc., Gtd. Notes(a)	5.875%	06/01/23	300	288,000
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	268	277,882
Dynegy, Inc., Gtd. Notes(a)	7.625%	11/01/24	1,025	1,010,906
Dynegy, Inc., Gtd. Notes	8.034%	02/02/24	325	313,625
Dynegy, Inc., Gtd. Notes, 144A	8.000%	01/15/25	25	24,750
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes	5.750%	01/26/21	400	402,220
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, EMTN	6.750%	08/06/23	200	202,806
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)(dd)	7.875%	06/15/17	400	269,000
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)(dd)	9.875%	10/15/20	275	182,875

Listrindo Capital BV (Indonesia), Gtd. Notes, 144A	4.950%	09/14/26	200	200,800
Majapahit Holding BV (Indonesia), Gtd. Notes	7.875%	06/29/37	100	131,330
NRG Energy, Inc., Gtd. Notes(a)	6.250%	05/01/24	244	253,150
NRG Energy, Inc., Gtd. Notes(a)	6.625%	03/15/23	217	224,731
NRG Energy, Inc., Gtd. Notes(a)	7.250%	05/15/26	150	158,625
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21	49	50,470
NRG REMA LLC, Series C, Pass-Through Certificates	9.681%	07/02/26	225	166,500

				6,034,077

Electrical Components & Equipment — 0.0%
Belden, Inc., Gtd. Notes, 144A	5.250%	07/15/24	75	78,000

Engineering & Construction — 0.2%
AECOM, Gtd. Notes	5.125%	03/15/27	125	125,938
AECOM, Gtd. Notes(a)	5.875%	10/15/24	225	245,531
Delhi International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	6.125%	10/31/26	200	213,500
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%	10/31/26	200	205,750
Odebrecht Finance Ltd. (Brazil), Gtd. Notes	7.125%	06/26/42	200	82,500

				873,219

Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.750%	06/15/25	300	307,218
AMC Entertainment Holdings, Inc., Gtd. Notes	5.875%	11/15/26	50	50,995
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%	06/15/23	125	132,187
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	350	355,950
Eldorado Resorts, Inc., Gtd. Notes	6.000%	04/01/25	50	53,500
Eldorado Resorts, Inc., Gtd. Notes	7.000%	08/01/23	200	216,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23	75	81,019
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	75	81,750
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500%	02/15/25	400	441,500
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%	02/01/24	50	54,250
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	100	102,750
National CineMedia LLC, Sr. Unsec’d. Notes	5.750%	08/15/26	200	192,000
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/27	150	154,500
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625%	05/01/24	350	363,125
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	06/15/23	75	78,375
Scientific Games International, Inc., Gtd. Notes	6.625%	05/15/21	800	826,000
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	250	278,750
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%	01/01/22	150	159,750

				3,929,619

Environmental Control — 0.1%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625%	11/15/24	125	129,688
CD&R Waterworks Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.125%	08/15/25	50	51,000
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	150	153,000

				333,688

Foods — 0.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Gtd. Notes, 144A	5.750%	03/15/25	400	358,000
ESAL GmbH (Brazil), Gtd. Notes, 144A	6.250%	02/05/23	200	186,750
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	225	230,625
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	135	134,325

JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	5.750%	06/15/25	250	247,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(a)	5.875%	07/15/24	250	248,125
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	350	355,687
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%	03/15/25	150	153,750
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19	150	155,250
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	7.750%	11/15/22	300	297,750

				2,367,762

Forest Products & Paper — 0.0%
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	02/01/24	25	26,188

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	75	77,813
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26	225	230,625
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes, 144A	7.500%	11/01/23	100	96,500

				404,938

Hand/Machine Tools — 0.0%
Apex Tool Group LLC, Gtd. Notes, 144A	7.000%	02/01/21	100	93,750

Healthcare-Products — 0.2%
Greatbatch Ltd., Gtd. Notes, 144A	9.125%	11/01/23	275	301,711
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750%	04/15/23	450	398,250

				699,961

Healthcare-Services — 1.3%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	368	383,640
Acadia Healthcare Co., Inc., Gtd. Notes	6.500%	03/01/24	50	53,625
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	125	131,563
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%	02/01/22	1,000	857,500
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%	07/15/20	300	289,125
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23	225	230,625
HCA, Inc., Gtd. Notes	5.375%	02/01/25	1,070	1,139,550
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	25	25,625
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	150	153,000
HealthSouth Corp., Gtd. Notes	5.750%	09/15/25	75	78,000
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	320	321,600
Kindred Healthcare, Inc., Gtd. Notes	8.750%	01/15/23	25	24,906
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	425	437,750
Surgery Center Holdings, Inc., Gtd. Notes, 144A	6.750%	07/01/25	50	51,375
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%	04/15/21	100	108,500
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	150	155,438
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	475	496,375
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	06/15/23	475	469,062
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	300	322,800
THC Escrow Corp. III, Sr. Unsec’d. Notes, 144A(a)	7.000%	08/01/25	150	148,125

				5,878,184

Home Builders — 0.9%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750%	08/01/25	100	101,000
AV Homes, Inc., Sr. Unsec’d. Notes, 144A	6.625%	05/15/22	75	77,625
Beazer Homes USA, Inc., Gtd. Notes	5.750%	06/15/19	50	52,125
Beazer Homes USA, Inc., Gtd. Notes	6.750%	03/15/25	100	105,375
Beazer Homes USA, Inc., Gtd. Notes	7.250%	02/01/23	100	104,750
Beazer Homes USA, Inc., Gtd. Notes	8.750%	03/15/22	225	251,116
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375%	05/15/25	150	158,250
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	125	129,375
CalAtlantic Group, Inc., Gtd. Notes	5.250%	06/01/26	75	78,000
CalAtlantic Group, Inc., Gtd. Notes	5.375%	10/01/22	25	27,125
CalAtlantic Group, Inc., Gtd. Notes	8.375%	01/15/21	200	234,500
KB Home, Gtd. Notes	7.500%	09/15/22	100	113,750
KB Home, Gtd. Notes	7.625%	05/15/23	125	140,625
Lennar Corp., Gtd. Notes	4.750%	05/30/25	185	194,250
Lennar Corp., Gtd. Notes	4.875%	12/15/23	65	69,063
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	75	78,562
M/I Homes, Inc., Gtd. Notes, 144A^	5.625%	08/01/25	75	75,000
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875%	12/15/23	225	228,937
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	50	53,938
Meritage Homes Corp., Gtd. Notes	7.000%	04/01/22	50	56,750
Meritage Homes Corp., Gtd. Notes, 144A	5.125%	06/06/27	75	76,031
New Home Co., Inc. (The), Gtd. Notes, 144A	7.250%	04/01/22	50	51,750
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27	125	129,375
PulteGroup, Inc., Gtd. Notes	5.500%	03/01/26	275	295,969
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	5.875%	04/01/23	75	77,250
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125%	04/01/25	150	154,875
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.875%	04/15/23	425	452,625
WCI Communities, Inc./Lennar Corp., Gtd. Notes	6.875%	08/15/21	75	77,765
William Lyon Homes, Inc., Gtd. Notes	5.750%	04/15/19	100	101,500
William Lyon Homes, Inc., Gtd. Notes	5.875%	01/31/25	225	232,672
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	150	155,250

				4,135,178

Home Furnishings — 0.0%
Tempur Sealy International, Inc., Gtd. Notes	5.500%	06/15/26	200	206,000

Housewares — 0.0%
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.000%	10/15/23	50	53,800

Internet — 0.0%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750%	01/15/27	125	132,500

Iron/Steel — 0.1%
Cliffs Natural Resources, Inc., Gtd. Notes, 144A(a)	5.750%	03/01/25	175	170,625
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A	6.375%	05/01/22	225	235,125

				405,750

Leisure Time — 0.1%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250%	02/01/25	100	107,625
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250%	05/15/25	150	153,000

Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	8.500%	10/15/22	125	131,250

				391,875

Lodging — 0.4%
Boyd Gaming Corp., Gtd. Notes	6.375%	04/01/26	50	54,500
Boyd Gaming Corp., Gtd. Notes	6.875%	05/15/23	400	430,000
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, Sr. Sec’d. Notes	8.000%	10/01/20	325	333,937
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	425	449,969
Interval Acquisition Corp., Gtd. Notes	5.625%	04/15/23	75	78,000
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250%	11/15/22	100	110,000
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	200	208,500
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	225	253,125
MGM Resorts International, Gtd. Notes	6.750%	10/01/20	50	55,500

				1,973,531

Media — 2.0%
Block Communications, Inc., Sr. Unsec’d. Notes, 144A	6.875%	02/15/25	100	107,750
Cablevision SA (Argentina), Sr. Unsec’d. Notes	6.500%	06/15/21	150	158,973
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.750%	01/15/24	275	289,438
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25	50	53,188
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26	100	106,250
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.750%	02/15/26	50	53,750
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	425	457,138
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	305	311,765
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	425	434,426
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	74	75,295
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	7.750%	07/15/25	1,000	1,116,250
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	6.500%	11/15/22	87	89,610
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	7.625%	03/15/20	405	406,012
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	7.625%	03/15/20	440	443,300
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	350	360,063
DISH DBS Corp., Gtd. Notes	6.750%	06/01/21	200	221,000
DISH DBS Corp., Gtd. Notes	7.750%	07/01/26	615	736,462
Gray Television, Inc., Gtd. Notes, 144A	5.875%	07/15/26	225	232,875
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375%	04/01/23	355	371,862
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	180	195,102
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	5.625%	08/01/24	175	180,906
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	275	296,313
SFR Group SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	700	757,750
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125%	02/15/27	250	247,500
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24	80	83,200

Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875%	03/15/26	50	52,125
TEGNA, Inc., Gtd. Notes(a)	6.375%	10/15/23	200	211,750
Tribune Media Co., Gtd. Notes	5.875%	07/15/22	175	183,313
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	200	207,750
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	75	78,188
VTR Finance BV (Chile), Sr. Sec’d. Notes, 144A	6.875%	01/15/24	200	213,250
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000%	01/15/27	150	155,079

				8,887,633

Metal Fabricate & Hardware — 0.1%
Novelis Corp., Gtd. Notes, 144A	5.875%	09/30/26	125	131,563
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875%	06/15/23	200	226,500

				358,063

Metals & Mining — 0.1%
VM Holding SA (Peru), Gtd. Notes, 144A	5.375%	05/04/27	210	217,875

Mining — 1.0%
Constellium NV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	6.625%	03/01/25	500	500,000
Corp. Nacional del Cobre de Chile (Chile), Sr. Unsec’d. Notes	4.875%	11/04/44	400	424,588
Eldorado Gold Corp. (Canada), Gtd. Notes, 144A	6.125%	12/15/20	140	142,800
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.250%	05/15/22	200	207,366
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.250%	04/01/23	200	206,000
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	5.125%	05/15/24	75	77,813
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18	100	99,875
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.550%	03/01/22	150	145,500
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.875%	03/15/23	420	405,825
Freeport-McMoRan, Inc., Gtd. Notes	6.625%	05/01/21	102	104,422
Freeport-McMoRan, Inc., Gtd. Notes	6.750%	02/01/22	100	105,000
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000%	04/15/25	200	206,900
International Wire Group, Inc., Sec’d. Notes, 144A (original cost $239,983; purchased 07/12/16 - 09/26/16)(f)	10.750%	08/01/21	250	219,375
Kinross Gold Corp. (Canada), Gtd. Notes	5.950%	03/15/24	150	163,500
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	75	78,675
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.875%	11/01/22	100	109,000
New Gold, Inc. (Canada), Gtd. Notes, 144A(a)	6.250%	11/15/22	400	414,000
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%	04/16/40	100	118,103
Teck Resources Ltd. (Canada), Gtd. Notes	4.750%	01/15/22	720	757,519

				4,486,261

Miscellaneous Manufacturing — 0.2%
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%	03/15/22	166	171,810
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	12/01/21	400	454,000
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	75	78,281
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A	6.000%	07/15/22	75	76,594

				780,685

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	150	164,250
CDW LLC/CDW Finance Corp., Gtd. Notes	5.000%	09/01/25	50	52,219

				216,469

Oil & Gas — 3.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes, 144A	7.875%	12/15/24	125	131,250
Antero Resources Corp., Gtd. Notes	5.000%	03/01/25	275	270,875
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21	100	102,719
Antero Resources Corp., Gtd. Notes(a)	5.625%	06/01/23	175	179,375
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000%	04/01/22	341	349,525
California Resources Corp., Gtd. Notes	6.000%	11/15/24	13	6,825
California Resources Corp., Sec’d. Notes, 144A	8.000%	12/15/22	227	144,713
Carrizo Oil & Gas, Inc., Gtd. Notes	8.250%	07/15/25	50	52,688
Chesapeake Energy Corp., Gtd. Notes, 144A(a)	8.000%	06/15/27	275	275,000
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	225	236,812
Concho Resources, Inc., Gtd. Notes	5.500%	04/01/23	100	103,250
Diamondback Energy, Inc., Gtd. Notes	5.375%	05/31/25	225	232,875
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	215	221,987
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	275	294,250
Extraction Oil & Gas, Inc., Gtd. Notes, 144A	7.375%	05/15/24	100	103,125
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes	6.510%	03/07/22	100	110,492
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, EMTN	8.625%	04/28/34	340	453,900
Halcon Resources Corp., Gtd. Notes, 144A(a)	6.750%	02/15/25	450	458,860
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750%	10/01/25	250	243,750
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes	7.000%	05/05/20	100	109,250
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, EMTN	6.375%	04/09/21	600	655,324
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%	04/19/22	200	199,000
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	275	230,312
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	100	82,250
MEG Energy Corp. (Canada), Sec’d. Notes, 144A(a)	6.500%	01/15/25	175	169,313
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	175	182,438
Noble Holding International Ltd. (United Kingdom), Gtd. Notes(a)	7.750%	01/15/24	100	79,585
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, EMTN	4.300%	05/20/23	200	208,294
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875%	05/03/22	200	214,144
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	6.500%	05/27/41	200	234,371
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.750%	01/27/41	170	163,200
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	550	595,375
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21	250	281,250
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.750%	05/23/26	150	176,250
Petroleos de Venezuela SA (Venezuela), Gtd. Notes	5.375%	04/12/27	625	203,687
Petroleos de Venezuela SA (Venezuela), Gtd. Notes	6.000%	11/15/26	500	162,550
Petroleos de Venezuela SA (Venezuela), Gtd. Notes(a)	8.500%	11/02/17	213	161,109
Petroleos de Venezuela SA (Venezuela), Gtd. Notes	9.000%	11/17/21	150	58,875
Petroleos de Venezuela SA (Venezuela), Gtd. Notes	9.750%	05/17/35	200	77,100
Petroleos de Venezuela SA (Venezuela), Sr. Sec’d. Notes, 144A	8.500%	10/27/20	500	331,250
Petroleos Mexicanos (Mexico), Gtd. Notes	5.375%	03/13/22	100	106,550
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	260	278,720
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	350	320,250
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41	690	708,975
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.875%	08/04/26	80	90,472

Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad And Tobago), Sr. Unsec’d. Notes	6.000%	05/08/22	125	122,500
Precision Drilling Corp. (Canada), Gtd. Notes	7.750%	12/15/23	150	150,375
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25	150	145,500
Range Resources Corp., Gtd. Notes, 144A	5.000%	08/15/22	25	24,750
Range Resources Corp., Gtd. Notes, 144A	5.000%	03/15/23	75	74,063
Range Resources Corp., Gtd. Notes, 144A	5.875%	07/01/22	360	367,650
Rice Energy, Inc., Gtd. Notes	6.250%	05/01/22	75	78,375
Rice Energy, Inc., Gtd. Notes	7.250%	05/01/23	175	187,906
RSP Permian, Inc., Gtd. Notes, 144A	5.250%	01/15/25	175	177,625
Saka Energi Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A	4.450%	05/05/24	200	203,158
Sinopec Group Overseas Development 2012 Ltd. (China), Gtd. Notes	4.875%	05/17/42	400	438,995
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes	3.250%	04/28/25	550	546,524
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec’d. Notes, EMTN	4.750%	03/13/23	400	394,504
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500%	08/01/20	100	102,500
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.375%	04/01/23	361	379,952
Tesoro Corp., Gtd. Notes, 144A	4.750%	12/15/23	100	107,889
Tesoro Corp., Gtd. Notes, 144A(a)	5.125%	12/15/26	150	163,916
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%	02/15/23	125	134,688
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	7.500%	08/01/20	50	53,500
WPX Energy, Inc., Sr. Unsec’d. Notes	6.000%	01/15/22	115	118,163
WPX Energy, Inc., Sr. Unsec’d. Notes	8.250%	08/01/23	100	110,000
YPF SA (Argentina), Sr. Unsec’d. Notes	8.500%	03/23/21	150	166,500
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21	50	55,500

				14,356,698

Oil & Gas Services — 0.0%
SESI LLC, Gtd. Notes	6.375%	05/01/19	50	49,875

Packaging & Containers — 0.5%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK	7.125%	09/15/23	200	214,832
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	02/15/25	200	213,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250%	05/15/24	450	496,687
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A(a)	7.875%	11/01/19	400	396,000
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25	50	56,375
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	125	91,563
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.500%	10/01/21	300	310,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes, 144A(a)	7.000%	07/15/24	350	378,437
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	25	26,500

				2,183,894

Pharmaceuticals — 0.7%
Endo DAC/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(a)	6.000%	07/15/23	400	346,750
Endo DAC/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	02/01/25	200	169,250
Endo Finance LLC, Gtd. Notes, 144A	5.750%	01/15/22	175	161,612
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375%	01/15/23	200	171,000
Horizon Pharma, Inc., Gtd. Notes	6.625%	05/01/23	200	189,500

Horizon Pharma, Inc./Horizon Pharma USA, Inc., Gtd. Notes, 144A	8.750%	11/01/24	75	76,594
Nature’s Bounty Co. (The), Sr. Unsec’d. Notes, 144A	7.625%	05/15/21	275	296,312
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	5.375%	03/15/20	200	193,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	25	21,313
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.125%	04/15/25	375	319,219
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	650	632,125
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%	03/15/22	75	79,125
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%	03/01/24	400	462,500

				3,118,300

Pipelines — 0.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.375%	09/15/24	50	51,625
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500%	10/15/20	75	84,750
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375%	03/30/38	236	251,694
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%	08/01/22	175	177,625
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875%	08/15/27	125	128,594
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	5.625%	04/15/20	75	79,337
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.000%	01/15/19	150	156,187
Southern Gas Corridor CJSC (Azerbaijan), Gov’t. Gtd. Notes, 144A	6.875%	03/24/26	250	274,875
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	09/15/24	125	127,969
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.750%	03/15/24	100	108,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.125%	02/01/25	50	51,438
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(a)	5.375%	02/01/27	50	51,875
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.375%	05/01/24	125	136,562

				1,680,781

Real Estate — 0.1%
Crescent Communities LLC/Crescent Venture, Inc., Sr. Sec’d. Notes, 144A	8.875%	10/15/21	225	236,250
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	8.250%	12/01/22	100	107,875
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A	4.875%	06/01/23	125	126,250

				470,375

Real Estate Investment Trusts (REITs) — 0.2%
FelCor Lodging LP, Gtd. Notes	6.000%	06/01/25	100	107,500
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Gtd. Notes	4.500%	09/01/26	125	125,937
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Gtd. Notes	5.625%	05/01/24	50	54,375
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	02/15/22	75	77,438

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250%	08/01/26	75	78,375
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	03/01/24	75	81,750
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	200	204,250
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	50	51,750
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	100	103,825

				885,200

Retail — 1.2%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%	04/01/22	75	77,438
Brinker International, Inc., Gtd. Notes, 144A	5.000%	10/01/24	75	75,000
Caleres, Inc., Gtd. Notes	6.250%	08/15/23	125	130,313
CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22	175	183,313
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	100	50,750
Cumberland Farms, Inc., Sr. Unsec’d. Notes, 144A	6.750%	05/01/25	50	53,375
Dollar Tree, Inc., Gtd. Notes	5.750%	03/01/23	50	52,938
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes	6.750%	06/15/23	50	47,125
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	200	175,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes, 144A	8.625%	06/15/20	175	153,125
Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250%	06/15/21	275	259,187
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	5.250%	06/01/26	100	106,000
L Brands, Inc., Gtd. Notes	6.750%	07/01/36	350	332,500
L Brands, Inc., Gtd. Notes	6.875%	11/01/35	300	288,000
Landry’s, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/15/24	375	384,487
Men’s Wearhouse, Inc. (The), Gtd. Notes(a)	7.000%	07/01/22	375	339,375
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(a)	8.000%	10/15/21	377	208,292
PetSmart, Inc., Gtd. Notes, 144A(a)	8.875%	06/01/25	225	213,187
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875%	06/01/25	200	192,000
PetSmart, Inc., Sr. Unsec’d. Notes, 144A(a)	7.125%	03/15/23	625	565,625
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A (original cost $166,750; purchased 11/03/15 - 03/01/17)(f)	10.250%	06/30/20	175	175,000
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125%	04/01/23	575	569,969
Ruby Tuesday, Inc., Gtd. Notes	7.625%	05/15/20	300	290,250
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25	150	153,000
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A	8.000%	06/15/22	100	81,000

				5,156,249

Semiconductors — 0.2%
Micron Technology, Inc., Sr. Sec’d. Notes	7.500%	09/15/23	100	111,539
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	200	214,750
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	325	342,062

				668,351

Software — 1.2%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	1,880	1,945,800
BMC Software, Inc., Sr. Unsec’d. Notes	7.250%	06/01/18	68	70,380
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	03/01/25	120	124,050
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	1,425	1,537,219
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A	7.125%	05/01/21	590	610,650

Infor US, Inc., Gtd. Notes	6.500%	05/15/22	215	223,869
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125%	07/15/23	275	280,156
Nuance Communications, Inc., Gtd. Notes	6.000%	07/01/24	120	128,250
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	48	48,720
Rackspace Hosting, Inc., Gtd. Notes, 144A(a)	8.625%	11/15/24	75	81,000
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375%	10/15/24	80	83,600

				5,133,694

Telecommunications — 1.9%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	143	158,194
Avaya, Inc., Sec’d. Notes, 144A(d)	10.500%	03/01/21	240	21,600
Bharti Airtel International Netherlands BV (India), Gtd. Notes	5.125%	03/11/23	200	210,735
CenturyLink, Inc., Series G, Sr. Unsec’d. Notes	6.875%	01/15/28	75	74,625
CenturyLink, Inc., Series S, Sr. Unsec’d. Notes	6.450%	06/15/21	125	134,961
Columbus Cable Barbados Ltd. (Barbados), Gtd. Notes	7.375%	03/30/21	200	213,500
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%	06/15/25	260	279,500
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	200	191,750
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	200	191,250
Digicel Ltd. (Jamaica), Sr. Unsec’d. Notes	6.000%	04/15/21	200	194,400
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	6.875%	01/15/25	100	79,282
Frontier Communications Corp., Sr. Unsec’d. Notes	9.250%	07/01/21	50	47,500
Frontier Communications Corp., Sr. Unsec’d. Notes	10.500%	09/15/22	225	211,500
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	11.000%	09/15/25	1,090	998,712
GTT Communications, Inc., Gtd. Notes, 144A	7.875%	12/31/24	185	198,875
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23	475	409,687
Intelsat Jackson Holdings SA (Luxembourg), Sr. Unsec’d. Notes, 144A	9.750%	07/15/25	350	361,375
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	235	150,165
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125%	06/01/23	205	126,895
Level 3 Financing, Inc., Gtd. Notes	5.250%	03/15/26	270	286,875
Level 3 Financing, Inc., Gtd. Notes	5.375%	01/15/24	25	26,313
MTN Mauritius Investment Ltd. (South Africa), Gtd. Notes, 144A	6.500%	10/13/26	200	208,320
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000%	04/01/24	200	212,500
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	305	332,450
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	75	81,188
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	11/15/22	200	211,000
Sprint Corp., Gtd. Notes	7.250%	09/15/21	500	555,000
Sprint Corp., Gtd. Notes(a)	7.625%	02/15/25	640	721,600
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/26	50	55,625
T-Mobile USA, Inc., Gtd. Notes	6.625%	04/01/23	250	264,375
Trilogy International Partners LLC/Trilogy International Finance, Inc. (New Zealand), Sr. Sec’d. Notes, 144A	8.875%	05/01/22	40	42,000
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21	615	640,276
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	6.500%	04/30/20	200	206,750
Xplornet Communications, Inc. (Canada), Sr. Unsec’d. Notes, PIK, 144A	9.625%	06/01/22	250	259,375

				8,358,153

Textiles — 0.1%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	350	359,625

Transportation — 0.2%
Georgian Railway JSC (Georgia), Sr. Unsec’d. Notes	7.750%	07/11/22	200	219,500
Hornbeck Offshore Services, Inc., Gtd. Notes (original cost $17,063; purchased 02/07/17)(f)	5.000%	03/01/21	25	13,625

Hornbeck Offshore Services, Inc., Gtd. Notes (original cost $93,750; purchased 01/10/17)(f)	5.875%		04/01/20		125	75,000
Kazakhstan Temir Zholy Finance BV (Kazakhstan), Gtd. Notes	6.950%		07/10/42		200	215,871
XPO Logistics, Inc., Gtd. Notes, 144A	6.125%		09/01/23		75	78,000
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500%		06/15/22		375	389,531

						991,527

TOTAL CORPORATE BONDS (cost $103,681,839)						106,008,310

FOREIGN GOVERNMENT BONDS — 10.0%
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes	9.500%		11/12/25		400	425,860
Argentina Bonar Bonds (Argentina), Bonds	8.750%		05/07/24		300	338,799
Argentine Bonos del Tesoro (Argentina), Bonds	22.750%		03/05/18	ARS	1,199	67,419
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	2.260	%(c)	12/31/38	EUR	200	145,630
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	2.500	%(c)	12/31/38		180	116,910
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	5.625%		01/26/22		150	153,750
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.500%		04/22/26		480	516,720
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%		12/31/33	EUR	550	683,409
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	8.280%		12/31/33		631	686,122
Bahrain Government International Bond (Bahrain), Sr. Unsec’d. Notes	7.000%		10/12/28		200	205,549
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477%		07/24/23		115	118,486
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333%		02/15/28		500	497,500
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.625%		01/05/23		200	188,300
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%		01/07/41		150	147,450
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	7.125%		01/20/37		100	116,250
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	8.250%		01/20/34		348	443,178
City of Buenos Aires Argentina (Argentina), Sr. Unsec’d. Notes, EMTN	8.950%		02/19/21		200	221,390
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	6.125%		01/18/41		355	411,090
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375%		09/18/37		540	700,650
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	10.375%		01/28/33		200	307,500
Congolese International Bond (Congo), Sr. Unsec’d. Notes	6.000%		06/30/29		163	114,223
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes	4.250%		01/26/23		400	392,000
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes	7.000%		04/04/44		200	209,500
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes	7.158%		03/12/45		200	212,000
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes	5.500%		04/04/23		250	277,500

Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes	6.375%	03/24/21		500	556,830
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	5.875%	04/18/24		300	322,500
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	6.850%	01/27/45		200	219,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.450%	04/30/44		550	644,875
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%	05/06/21		245	271,338
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	7.950%	06/20/24		200	191,500
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	8.750%	06/02/23		265	265,000
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	9.650%	12/13/26		200	205,000
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	10.500%	03/24/20		400	424,000
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	10.750%	03/28/22		200	216,500
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes	5.875%	06/11/25		200	197,856
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes	6.875%	04/30/40		100	95,750
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN	7.500%	01/31/27		400	429,872
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN	8.500%	01/31/47		200	217,347
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A, MTN	8.500%	01/31/47		455	494,465
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes	6.375%	01/18/27		200	181,000
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes	7.375%	12/01/19		205	207,050
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes	7.625%	02/01/41		300	275,250
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes	7.750%	01/24/23		300	303,375
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes	8.250%	04/10/32		80	79,400
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	8.625%	02/28/29		50	51,750
Ethiopia International Bond (Ethiopia), Sr. Unsec’d. Notes	6.625%	12/11/24		200	201,000
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.000%	09/23/21		200	204,671
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.375%	08/05/26		200	195,708
Gabon Government International Bond (Gabon), Bonds	6.375%	12/12/24		200	195,224
Gabon Government International Bond (Gabon), Sr. Unsec’d. Notes	6.950%	06/16/25		200	199,000
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes	7.875%	08/07/23		300	309,375
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes	9.250%	09/15/22		200	218,158
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes	5.750%	06/06/22		200	218,456
Hellenic Republic Government Bond (Greece), Bonds	3.000%	02/24/38	EUR	240	202,459
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes	8.750%	12/16/20		200	229,076

Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23		218	244,394
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	03/25/24		222	252,157
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		200	230,500
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41		372	564,307
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	4.350%	01/08/27		200	210,024
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	5.125%	01/15/45		200	216,880
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, EMTN	5.250%	01/17/42		200	218,945
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.950%	01/08/46		200	241,136
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	7.750%	01/17/38		200	282,733
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	8.500%	10/12/35		200	292,744
Iraq International Bond (Iraq), Unsec’d. Notes	5.800%	01/15/28		1,000	916,018
Ivory Coast Government International Bond (Cote D’lvoire), Sr. Unsec’d. Notes, 144A	5.125%	06/15/25	EUR	165	199,135
Ivory Coast Government International Bond (Cote D’lvoire), Sr. Unsec’d. Notes	6.375%	03/03/28		600	615,000
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	7.625%	07/09/25		200	233,902
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	7.875%	07/28/45		200	237,598
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	8.000%	03/15/39		100	119,005
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	9.250%	10/17/25		200	257,000
Jordan Government International Bond (Jordan), Sr. Unsec’d. Notes	5.750%	01/31/27		200	198,688
KazAgro National Management Holding JSC (Kazakhstan), Sr. Unsec’d. Notes, EMTN	4.625%	05/24/23		200	196,821
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes, EMTN	6.500%	07/21/45		400	481,969
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes	6.875%	06/24/24		400	408,128
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	6.000%	01/27/23		90	88,794
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, EMTN	6.100%	10/04/22		255	253,725
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, EMTN	6.250%	05/27/22		110	110,523
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.250%	11/04/24		110	108,657
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.375%	03/09/20		120	121,974
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	6.400%	05/26/23		325	326,830
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.600%	11/27/26		120	119,679
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	6.650%	04/22/24		185	186,834
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.650%	11/03/28		173	170,152

Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	6.850%		05/25/29		80	79,800
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	7.250%		03/23/37		55	55,077
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, EMTN	8.250%		04/12/21		285	305,616
Malaysia Sukuk Global Bhd (Malaysia), Gov’t. Gtd. Notes, 144A	4.080%		04/27/46		250	254,000
Mexican Bonos (Mexico), Series M, Bonds	6.500%		06/09/22	MXN	710	39,469
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050%		01/11/40		530	629,110
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.750%		09/27/34		203	260,449
Mongolia Government International Bond (Mongolia), Sr. Unsec’d. Notes, EMTN	4.125%		01/05/18		200	200,260
Mongolia Government International Bond (Mongolia), Sr. Unsec’d. Notes, EMTN	5.125%		12/05/22		200	191,944
Mongolia Government International Bond (Mongolia), Sr. Unsec’d. Notes, 144A, MTN	8.750%		03/09/24		200	223,396
Mongolia Government International Bond (Mongolia), Sr. Unsec’d. Notes, EMTN	10.875%		04/06/21		200	231,714
Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes	4.250%		12/11/22		200	211,290
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes	6.375%		07/12/23		200	208,046
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes	6.750%		01/28/21		200	213,500
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes	7.875%		02/16/32		200	220,660
Oman Government International Bond (Oman), Sr. Unsec’d. Notes	4.750%		06/15/26		400	398,000
Oman Government International Bond (Oman), Sr. Unsec’d. Notes	6.500%		03/08/47		200	208,484
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	6.500%		03/08/47		205	213,697
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes	7.250%		04/15/19		300	313,474
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes	8.250%		04/15/24		200	223,271
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.300%		04/29/53		250	249,375
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%		01/26/36		100	130,350
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	7.125%		01/29/26		335	428,633
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	9.375%		04/01/29		100	149,000
Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes	6.100%		08/11/44		200	224,476
Perusahaan Penerbit SBSN Indonesia III (Indonesia), Sr. Unsec’d. Notes, 144A	4.325%		05/28/25		200	208,500
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	5.625%		11/18/50		195	240,143
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	6.550%		03/14/37		655	869,512
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.950%		01/20/40		100	104,115
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	7.750%		01/14/31		460	665,262
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes	3.000	%(c)	05/01/20	EUR	90	105,157

Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes	9.125%	03/16/24		150	166,800
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes	9.950%	06/09/21		150	169,977
Republic of Armenia International Bond (Armenia), Sr. Unsec’d. Notes	6.000%	09/30/20		200	210,500
Republic of Belarus International Bond (Belarus), Sr. Unsec’d. Notes, 144A	6.875%	02/28/23		225	239,063
Republic of Cameroon International Bond (Cameroon), Sr. Unsec’d. Notes	9.500%	11/19/25		200	235,032
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	3.875%	10/29/35	EUR	150	186,226
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	6.125%	01/22/44		242	306,269
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A	4.250%	06/23/27		200	201,790
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes	4.750%	05/27/26		400	419,000
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes	5.625%	04/04/42		200	217,958
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes	12.750%	06/24/28		290	508,878
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes	8.750%	05/13/21		200	229,290
Senegal Government International Bond (Senegal), Unsec’d. Notes, 144A	6.250%	05/23/33		205	210,638
Serbia International Bond (Serbia), Sr. Unsec’d. Notes	4.875%	02/25/20		600	629,315
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	4.665%	01/17/24		150	153,188
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	4.875%	04/14/26		400	404,182
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.875%	09/16/25		200	216,740
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	6.250%	03/08/41		100	109,110
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	5.875%	07/25/22		210	220,015
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	6.250%	10/04/20		120	127,591
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	6.250%	07/27/21		230	244,950
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	6.850%	11/03/25		400	431,473
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan), Sr. Unsec’d. Notes, 144A	5.500%	10/13/21		200	204,967
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	3.250%	03/23/23		200	189,536
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	4.875%	04/16/43		200	180,168
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%	03/30/21		200	213,136
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%	03/22/24		200	213,494
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%	05/11/47		200	198,715
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.000%	01/14/41		400	413,443
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.250%	09/26/22		300	328,979
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.875%	03/17/36		459	520,892

Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	4.925	%(s)	05/31/40	35	15,330
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	4.994	%(s)	05/31/40	50	21,900
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%		09/01/19	150	155,841
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750%		09/01/20	100	103,750
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%		09/01/20	206	213,725
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%		09/01/21	104	107,380
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750%		09/01/22	100	102,500
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%		09/01/22	104	106,600
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750%		09/01/23	400	404,668
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750%		09/01/24	200	199,794
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750%		09/01/25	500	495,750
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750%		09/01/27	300	294,417
Ukreximbank Via Biz Finance PLC (Ukraine), Sr. Unsec’d. Notes	9.625%		04/27/22	200	209,400
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100%		06/18/50	255	263,288
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.625%		03/21/36	300	410,400
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes	7.000%		03/31/38	620	235,600
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes	7.750%		10/13/19	110	47,025
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes	9.000%		05/07/23	100	39,000
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes	11.950%		08/05/31	300	124,500
Vietnam Government International Bond (Vietnam), Sr. Unsec’d. Notes	4.800%		11/19/24	200	210,329
Zambia Government International Bond (Zambia), Sr. Unsec’d. Notes	8.500%		04/14/24	200	212,466
Zambia Government International Bond (Zambia), Sr. Unsec’d. Notes	8.970%		07/30/27	200	216,748

TOTAL FOREIGN GOVERNMENT BONDS (cost $42,686,978)					44,371,728

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Notes(h)(k) (cost $302,594)	2.250%		11/15/24	300	302,320

TOTAL LONG-TERM INVESTMENTS (cost $395,191,408)					422,418,348

SHORT-TERM INVESTMENTS — 9.3%

		Shares
AFFILIATED MUTUAL FUNDS — 9.3%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $20,798,326)(w)			20,798,326	20,798,326
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $20,124,191; includes $20,104,315 of cash collateral for securities on loan)(b)(w)			20,122,861	20,124,873

TOTAL AFFILIATED MUTUAL FUNDS (cost $40,922,517)				40,923,199

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Call Options
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.40	Citigroup Global Markets	EUR	400	61,046
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 15.00	Goldman Sachs & Co.	EUR	200	24,001
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 19.25	Citigroup Global Markets		600	14,078

TOTAL OPTIONS PURCHASED (cost $101,802)				99,125

TOTAL SHORT-TERM INVESTMENTS (cost $41,024,319)				41,022,324

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 104.6% (cost $436,215,727)(x)				463,440,672

OPTIONS WRITTEN* — 0.0%
Call Options — 0.0%
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.80	Citigroup Global Markets	EUR	400	(26,320)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 17.00	Goldman Sachs & Co.	EUR	200	(8,923)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 21.25	Citigroup Global Markets		600	(4,850)

				(40,093)

Put Options — 0.0%
Currency Option Euro vs Brazilian Real, expiring 04/04/18, Strike Price 3.20	Citigroup Global Markets	EUR	400	(648)
Currency Option Euro vs South African Rand, expiring 04/04/18, Strike Price 14.00	Goldman Sachs & Co.	EUR	200	(903)
Currency Option United States Dollar vs Mexican Peso, expiring 03/23/18, Strike Price 17.75	Citigroup Global Markets		600	(11,084)

				(12,635)

TOTAL OPTIONS WRITTEN (premiums received $62,481)				(52,728)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 104.6% (cost $436,153,246)	463,387,944
Liabilities in excess of other assets(z) — (4.6)%	(20,241,555)

NET ASSETS — 100.0%	$443,146,389

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,023,575 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,378,285; cash collateral of $20,104,315 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2017.
(d)	Represents issuer in default on interest payments and/or principal repayments. Non-income producing security. Such securities may be post maturity.
(dd)	On June 14, 2017, GenOn Energy, Inc. and its subsidiaries filed for bankruptcy under Chapter 11. In connection with the Chapter 11 plan of reorganization (the “GenOn Reorganization Plan”) GenOn Energy, Inc. and its subsidiaries will issue a 144A high yield bond offering for the exit financing of the bankruptcy. As part of the GenOn Reorganization Plan and restructuring of the existing bond, PGIM, Inc. has agreed to participate in a backstop commitment of $548,000 for the new bond offering. Under the commitment agreement, the Fund will be obligated to purchase all of the unsubscribed shares of the bond offering. The Fund has received a backstop fee of $27,400 in conjunction with this commitment. The offering is expected to close by December 31, 2017.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $517,546. The aggregate value of $483,000 is approximately 0.1% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$440,718,507

Appreciation	26,653,318
Depreciation	(3,931,153)

Net Unrealized Appreciation	$22,722,165

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
9	2 Year U.S. Treasury Notes	Sep. 2017	$1,948,079	$1,947,094	$(985)
42	10 Year U.S. Treasury Notes	Sep. 2017	5,293,148	5,287,406	(5,742)
9	20 Year U.S. Treasury Bonds	Sep. 2017	1,375,211	1,376,719	1,508
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	648,492	658,000	9,508

					$4,289

Cash of $100,000 and a security with a market value of $120,920 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at July 31, 2017.

Forward foreign currency exchange contracts outstanding at July 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 08/02/17	Citigroup Global Markets	ARS	1,656	$104,089	$93,733	$(10,356)
Expiring 08/17/17	Citigroup Global Markets	ARS	1,301	78,438	72,866	(5,572)
Expiring 08/17/17	Goldman Sachs & Co.	ARS	3,024	187,000	169,421	(17,579)
Expiring 09/25/17	Citigroup Global Markets	ARS	2,020	118,520	110,579	(7,941)
Brazilian Real,
Expiring 08/02/17	Citigroup Global Markets	BRL	934	291,539	294,527	2,988
Expiring 08/02/17	Citigroup Global Markets	BRL	795	238,619	254,773	16,154
Expiring 08/02/17	UBS AG	BRL	448	133,307	143,673	10,366
Expiring 08/02/17	UBS AG	BRL	221	66,663	70,849	4,186
Expiring 11/03/17	Citigroup Global Markets	BRL	299	93,571	94,247	676
Expiring 11/03/17	UBS AG	BRL	257	79,898	80,981	1,083
Chilean Peso,
Expiring 10/12/17	Citigroup Global Markets	CLP	153,331	233,541	235,563	2,022
Expiring 10/12/17	Citigroup Global Markets	CLP	52,230	79,733	80,240	507
Czech Koruna,
Expiring 10/06/17	UBS AG	CZK	4,979	218,802	227,100	8,298
Expiring 10/06/17	UBS AG	CZK	4,979	218,802	227,100	8,298
Expiring 10/06/17	UBS AG	CZK	2,960	132,261	135,007	2,746
Expiring 10/06/17	UBS AG	CZK	1,605	72,295	73,217	922
Euro,
Expiring 10/27/17	UBS AG	EUR	159	187,142	188,608	1,466
Expiring 10/27/17	UBS AG	EUR	125	147,000	148,151	1,151
Expiring 10/27/17	UBS AG	EUR	112	133,548	133,706	158
Expiring 10/27/17	UBS AG	EUR	87	102,000	103,520	1,520
Hungarian Forint,
Expiring 10/20/17	Citigroup Global Markets	HUF	89,371	337,606	349,244	11,638
Expiring 10/20/17	UBS AG	HUF	89,371	337,441	349,244	11,803
Indian Rupee,
Expiring 08/08/17	Citigroup Global Markets	INR	39,849	615,375	620,454	5,079
Expiring 08/08/17	Citigroup Global Markets	INR	26,566	409,649	413,636	3,987
Expiring 08/08/17	Citigroup Global Markets	INR	2,311	36,000	35,976	(24)
Expiring 08/08/17	UBS AG	INR	39,849	614,355	620,454	6,099
Indonesian Rupiah,
Expiring 08/21/17	Citigroup Global Markets	IDR	548,088	41,000	41,037	37
Expiring 08/21/17	Goldman Sachs & Co.	IDR	1,112,061	83,104	83,264	160
Expiring 08/21/17	UBS AG	IDR	2,114,079	158,275	158,289	14
Expiring 10/17/17	Barclays Capital Group	IDR	2,448,745	181,241	182,208	967

Expiring 10/17/17	Barclays Capital Group	IDR	2,286,898	168,713	170,165	1,452
Expiring 10/17/17	Citigroup Global Markets	IDR	2,448,745	180,400	182,208	1,808
Japanese Yen,
Expiring 10/27/17	UBS AG	JPY	14,159	128,000	128,968	968
Mexican Peso,
Expiring 08/08/17	Citigroup Global Markets	MXN	7,519	404,545	421,722	17,177
Expiring 08/08/17	Citigroup Global Markets	MXN	2,459	132,636	137,942	5,306
Expiring 08/08/17	Goldman Sachs & Co.	MXN	7,633	413,523	428,112	14,589
Expiring 08/08/17	UBS AG	MXN	7,633	413,621	428,112	14,491
Expiring 03/27/18	Citigroup Global Markets	MXN	4,973	250,000	269,057	19,057
New Taiwanese Dollar,
Expiring 08/08/17	UBS AG	TWD	6,301	210,000	208,738	(1,262)
Peruvian Nuevo Sol,
Expiring 10/24/17	Citigroup Global Markets	PEN	423	129,327	129,346	19
Expiring 10/24/17	Citigroup Global Markets	PEN	371	113,322	113,495	173
Philippine Peso,
Expiring 10/12/17	Citigroup Global Markets	PHP	13,753	269,400	271,701	2,301
Expiring 10/12/17	Citigroup Global Markets	PHP	3,875	75,550	76,554	1,004
Expiring 10/12/17	Citigroup Global Markets	PHP	2,354	46,000	46,502	502
Polish Zloty,
Expiring 10/20/17	JPMorgan Chase	PLN	1,373	375,602	381,700	6,098
Russian Ruble,
Expiring 08/25/17	Citigroup Global Markets	RUB	3,962	66,417	65,907	(510)
Expiring 10/06/17	Barclays Capital Group	RUB	23,794	394,250	392,387	(1,863)
Expiring 10/06/17	Citigroup Global Markets	RUB	3,986	66,664	65,734	(930)
Singapore Dollar,
Expiring 08/11/17	Goldman Sachs & Co.	SGD	417	305,184	307,858	2,674
Expiring 08/11/17	UBS AG	SGD	368	265,400	271,892	6,492
South Korean Won,
Expiring 08/21/17	Citigroup Global Markets	KRW	230,081	206,000	205,636	(364)
Expiring 08/21/17	Citigroup Global Markets	KRW	213,557	191,000	190,868	(132)
Expiring 08/21/17	UBS AG	KRW	61,886	55,500	55,311	(189)
Thai Baht,
Expiring 08/11/17	Citigroup Global Markets	THB	7,397	221,600	222,293	693
Expiring 08/11/17	Citigroup Global Markets	THB	7,345	218,500	220,730	2,230
Expiring 08/11/17	Citigroup Global Markets	THB	1,235	35,737	37,117	1,380
Turkish Lira,
Expiring 09/22/17	UBS AG	TRY	2,211	603,112	618,189	15,077
Expiring 09/22/17	UBS AG	TRY	288	80,163	80,379	216

				$11,750,980	$11,920,290	169,310

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 08/17/17	Citigroup Global Markets	ARS	2,956	$165,520	$165,607	$(87)
Brazilian Real,
Expiring 08/02/17	UBS AG	BRL	530	158,708	169,990	(11,282)
Expiring 11/03/17	Citigroup Global Markets	BRL	934	296,106	299,304	(3,198)
Canadian Dollar,
Expiring 10/13/17	UBS AG	CAD	1	775	801	(26)
Chilean Peso,
Expiring 10/12/17	Citigroup Global Markets	CLP	423,503	633,502	650,626	(17,124)
Expiring 10/12/17	Citigroup Global Markets	CLP	43,866	65,550	67,391	(1,841)
Colombian Peso,
Expiring 10/12/17	Barclays Capital Group	COP	309,000	100,000	102,588	(2,588)
Expiring 10/12/17	Citigroup Global Markets	COP	238,518	76,274	79,188	(2,914)
Expiring 10/12/17	UBS AG	COP	169,540	55,500	56,287	(787)
Euro,
Expiring 10/27/17	Goldman Sachs & Co.	EUR	380	439,688	451,628	(11,940)
Expiring 10/27/17	JPMorgan Chase	EUR	1,914	2,241,938	2,276,654	(34,716)
Expiring 10/27/17	UBS AG	EUR	114	133,605	135,627	(2,022)
Indian Rupee,
Expiring 08/08/17	UBS AG	INR	15,086	233,000	234,887	(1,887)
Israeli Shekel,
Expiring 10/20/17	Goldman Sachs & Co.	ILS	475	133,754	133,903	(149)
Japanese Yen,
Expiring 10/27/17	Citigroup Global Markets	JPY	174	1,565	1,584	(19)
Mexican Peso,
Expiring 08/08/17	Citigroup Global Markets	MXN	13,853	759,000	777,042	(18,042)
Expiring 08/08/17	Citigroup Global Markets	MXN	1,204	66,255	67,516	(1,261)
Expiring 08/08/17	Goldman Sachs & Co.	MXN	1,207	66,653	67,728	(1,075)
New Taiwanese Dollar,
Expiring 08/08/17	UBS AG	TWD	43,389	1,442,081	1,437,476	4,605
Philippine Peso,
Expiring 10/12/17	Citigroup Global Markets	PHP	13,707	270,000	270,786	(786)
Expiring 10/12/17	Citigroup Global Markets	PHP	12,080	237,000	238,650	(1,650)
Expiring 10/12/17	Citigroup Global Markets	PHP	3,777	74,000	74,625	(625)
Polish Zloty,
Expiring 10/20/17	UBS AG	PLN	264	72,295	73,319	(1,024)
Singapore Dollar,
Expiring 08/11/17	Citigroup Global Markets	SGD	122	87,725	89,720	(1,995)
Expiring 08/11/17	UBS AG	SGD	1,206	875,051	890,257	(15,206)
Expiring 08/11/17	UBS AG	SGD	108	77,931	79,688	(1,757)
Expiring 08/11/17	UBS AG	SGD	92	66,817	68,198	(1,381)

South African Rand,
Expiring 09/22/17	Citigroup Global Markets	ZAR	4,197	309,514	315,628	(6,114)
Expiring 09/22/17	Citigroup Global Markets	ZAR	1,063	78,000	79,919	(1,919)
Expiring 09/22/17	Goldman Sachs & Co.	ZAR	4,197	307,484	315,628	(8,144)
Expiring 09/22/17	UBS AG	ZAR	904	65,802	67,974	(2,172)
South Korean Won,
Expiring 08/21/17	Barclays Capital Group	KRW	361,190	323,227	322,816	411
Expiring 08/21/17	Citigroup Global Markets	KRW	75,590	66,817	67,559	(742)
Swiss Franc,
Expiring 10/27/17	Goldman Sachs & Co.	CHF	127	135,442	132,566	2,876
Thai Baht,
Expiring 08/11/17	Citigroup Global Markets	THB	9,002	263,175	270,551	(7,376)
Expiring 08/11/17	Citigroup Global Markets	THB	6,985	205,000	209,923	(4,923)
Turkish Lira,
Expiring 09/22/17	Citigroup Global Markets	TRY	369	100,000	103,265	(3,265)
Expiring 09/22/17	Citigroup Global Markets	TRY	243	65,550	67,946	(2,396)
Expiring 09/22/17	UBS AG	TRY	244	65,802	68,118	(2,316)

				$10,816,106	$10,982,963	(166,857)

						$2,453

Cross currency exchange contracts outstanding at July 31, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
04/06/2018	Buy	BRL	603	EUR	166	$(13,306)	Citigroup Global Markets
04/06/2018	Buy	ZAR	1,369	EUR	86	(3,381)	Goldman Sachs & Co.
08/08/2017	Buy	MXN	2,459	EUR	118	(1,788)	Goldman Sachs & Co.
08/11/2017	Buy	EUR	68	SGD	108	1,218	UBS AG
10/20/2017	Buy	EUR	121	ILS	496	3,909	UBS AG
10/20/2017	Buy	EUR	81	PLN	343	360	Citigroup Global Markets
10/27/2017	Buy	EUR	116	CHF	128	4,577	Goldman Sachs & Co.
10/27/2017	Buy	EUR	114	CHF	126	4,447	Citigroup Global Markets

						$(3,964)

Credit default swap agreements outstanding at July 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CDX.EM.22.V2	12/20/19	1.000%	3,552	$(135,452)	$(400,865)	$265,413	Deutsche Bank AG
CDX.EM.22.V2	12/20/19	1.000%	1,248	(47,591)	(155,790)	108,199	Barclays Capital Group

				$(183,043)	$(556,655)	$373,612

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$67,161,161	$—	$—
Common Stocks	157,420,275	11,223,522	—
Unaffiliated Exchange Traded Funds	53,257,775	—	—
Preferred Stocks	19,649,600	—	—
Asset-Backed Securities
Collateralized Loan Obligations	—	2,998,281	—
Convertible Bond	—	—	948,575
Corporate Bonds	—	105,933,310	75,000
Foreign Government Bonds	—	44,371,728	—
U.S. Treasury Obligation	—	302,320	—
Options Purchased	—	99,125	—
Options Written	—	(52,728)	—
Other Financial Instruments*
Futures Contracts	4,289	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,453	—
OTC Cross Currency Exchange Contracts	—	(3,964)	—
OTC Credit Default Swap Agreements	—	(183,043)	—

Total	$297,493,100	$164,691,004	$1,023,575

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential QMA Defensive Equity Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.3%
COMMON STOCKS — 95.3%
Aerospace & Defense — 2.8%
Arconic, Inc.	5,433	$134,684
Boeing Co. (The)	6,990	1,694,795
General Dynamics Corp.	3,530	693,045
L3 Technologies, Inc.	970	169,721
Lockheed Martin Corp.	3,100	905,603
Northrop Grumman Corp.	2,180	573,623
Raytheon Co.	3,630	623,525
Rockwell Collins, Inc.	2,020	215,191
Textron, Inc.	3,300	162,129
TransDigm Group, Inc.(a)	610	172,105
United Technologies Corp.	9,280	1,100,330

		6,444,751

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	1,800	118,080
Expeditors International of Washington, Inc.	2,200	129,536
FedEx Corp.	3,070	638,652
United Parcel Service, Inc. (Class B Stock)	8,580	946,288

		1,832,556

Airlines — 0.7%
Alaska Air Group, Inc.	1,600	136,368
American Airlines Group, Inc.	6,100	307,684
Delta Air Lines, Inc.	9,200	454,112
Southwest Airlines Co.	7,500	416,325
United Continental Holdings, Inc.*	3,500	236,880

		1,551,369

Auto Components — 0.3%
BorgWarner, Inc.	2,760	129,002
Delphi Automotive PLC	3,800	343,596
Goodyear Tire & Rubber Co. (The)	3,500	110,285

		582,883

Automobiles — 0.6%
Ford Motor Co.	54,600	612,612
General Motors Co.	19,100	687,218
Harley-Davidson, Inc.(a)	2,400	116,808

		1,416,638

Banks — 8.5%
Bank of America Corp.	143,500	3,461,220
BB&T Corp.	11,900	563,108
Citigroup, Inc.	39,700	2,717,465
Citizens Financial Group, Inc.	7,500	263,100
Comerica, Inc.	2,700	195,237
Fifth Third Bancorp	11,100	296,370
Huntington Bancshares, Inc.	16,300	215,975
JPMorgan Chase & Co.	51,200	4,700,160
KeyCorp	16,300	294,052
M&T Bank Corp.	2,280	371,982
People’s United Financial, Inc.	5,500	95,920
PNC Financial Services Group, Inc. (The)	7,040	906,752
Regions Financial Corp.	17,900	261,340
SunTrust Banks, Inc.	7,100	406,759
U.S. Bancorp	23,000	1,213,940
Wells Fargo & Co.	64,800	3,495,312

Zions Bancorporation	3,100	140,492

		19,599,184

Beverages — 3.4%
Brown-Forman Corp. (Class B Stock)	3,100	153,140
Coca-Cola Co. (The)	67,800	3,107,952
Constellation Brands, Inc. (Class A Stock)	3,030	585,851
Dr. Pepper Snapple Group, Inc.	3,300	300,828
Molson Coors Brewing Co. (Class B Stock)	3,240	288,295
Monster Beverage Corp.*	7,100	374,525
PepsiCo, Inc.	25,210	2,939,738

		7,750,329

Biotechnology — 0.5%
AbbVie, Inc.	2,700	188,757
Alexion Pharmaceuticals, Inc.*	390	53,563
Amgen, Inc.	1,260	219,882
Biogen, Inc.*	370	107,148
Celgene Corp.*	1,330	180,095
Gilead Sciences, Inc.	2,270	172,724
Incyte Corp.*	290	38,654
Regeneron Pharmaceuticals, Inc.*	130	63,911
Vertex Pharmaceuticals, Inc.*	430	65,283

		1,090,017

Building Products — 0.4%
Allegion PLC	1,166	94,726
Fortune Brands Home & Security, Inc.	1,900	124,773
Johnson Controls International PLC	11,678	454,858
Masco Corp.	3,900	148,707

		823,064

Capital Markets — 4.0%
Affiliated Managers Group, Inc.	880	163,530
Ameriprise Financial, Inc.	2,270	328,878
Bank of New York Mellon Corp. (The)	15,100	800,753
BlackRock, Inc.	1,770	754,958
CBOE Holdings, Inc.	1,400	132,342
Charles Schwab Corp. (The)	17,700	759,330
CME Group, Inc.	4,970	609,422
E*TRADE Financial Corp.*	4,200	172,200
Franklin Resources, Inc.	5,090	227,930
Goldman Sachs Group, Inc. (The)	5,310	1,196,502
Intercontinental Exchange, Inc.	8,630	575,707
Invesco Ltd.	6,100	212,097
Moody’s Corp.	2,480	326,443
Morgan Stanley	20,700	970,830
Nasdaq, Inc.	1,800	133,866
Northern Trust Corp.	3,200	280,032
Raymond James Financial, Inc.	2,000	166,380
S&P Global, Inc.	3,780	580,570
State Street Corp.	5,200	484,796
T. Rowe Price Group, Inc.	3,600	297,792

		9,174,358

Chemicals — 1.7%
Air Products & Chemicals, Inc.	1,900	270,085
Albemarle Corp.	970	112,326
CF Industries Holdings, Inc.	1,950	57,233
Dow Chemical Co. (The)	9,800	629,552

E.I. du Pont de Nemours & Co.	7,600	624,796
Eastman Chemical Co.	1,300	108,108
Ecolab, Inc.	2,270	298,891
FMC Corp.	1,200	91,656
International Flavors & Fragrances, Inc.	690	91,894
LyondellBasell Industries NV (Class A Stock)	2,860	257,657
Monsanto Co.	3,820	446,252
Mosaic Co. (The)	3,000	72,420
PPG Industries, Inc.	2,230	234,708
Praxair, Inc.	2,490	324,098
Sherwin-Williams Co. (The)	710	239,462

		3,859,138

Commercial Services & Supplies — 0.3%
Cintas Corp.	1,080	145,638
Republic Services, Inc.	2,900	186,238
Stericycle, Inc.*	1,070	82,476
Waste Management, Inc.	5,100	383,265

		797,617

Communications Equipment — 0.4%
Cisco Systems, Inc.	19,600	616,420
F5 Networks, Inc.*	260	31,395
Harris Corp.	480	54,946
Juniper Networks, Inc.	1,400	39,130
Motorola Solutions, Inc.	700	63,476

		805,367

Construction & Engineering — 0.1%
Fluor Corp.	1,700	73,831
Jacobs Engineering Group, Inc.	1,500	79,080
Quanta Services, Inc.*	1,800	60,714

		213,625

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	550	124,536
Vulcan Materials Co.	1,150	141,588

		266,124

Consumer Finance — 1.0%
American Express Co.	10,900	929,007
Capital One Financial Corp.	7,100	611,878
Discover Financial Services	5,600	341,264
Navient Corp.	4,700	69,325
Synchrony Financial	11,401	345,678

		2,297,152

Containers & Packaging — 0.3%
Avery Dennison Corp.	800	74,344
Ball Corp.	3,000	125,700
International Paper Co.	3,600	197,928
Sealed Air Corp.	1,700	73,967
WestRock Co.	2,136	122,649

		594,588

Distributors — 0.1%
Genuine Parts Co.	2,060	174,956
LKQ Corp.*	4,300	148,608

		323,564

Diversified Consumer Services — 0.0%
H&R Block, Inc.	2,800	85,400

Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc. (Class B Stock)*	27,370	4,788,929
Leucadia National Corp.	5,000	130,150

		4,919,079

Diversified Telecommunication Services — 7.2%
AT&T, Inc.	217,294	8,474,466
CenturyLink, Inc.(a)	19,400	451,438
Level 3 Communications, Inc.*	10,300	604,404
Verizon Communications, Inc.	144,200	6,979,280

		16,509,588

Electric Utilities — 5.6%
Alliant Energy Corp.	6,900	279,657
American Electric Power Co., Inc.	14,900	1,051,046
Duke Energy Corp.	21,200	1,804,544
Edison International	9,900	778,932
Entergy Corp.	5,400	414,288
Eversource Energy	9,600	583,584
Exelon Corp.	28,000	1,073,520
FirstEnergy Corp.	13,400	427,594
NextEra Energy, Inc.	14,160	2,068,634
PG&E Corp.	15,400	1,042,426
Pinnacle West Capital Corp.	3,400	294,882
PPL Corp.	20,600	789,598
Southern Co. (The)	30,100	1,442,693
Xcel Energy, Inc.	15,300	723,843

		12,775,241

Electrical Equipment — 0.6%
Acuity Brands, Inc.	550	111,458
AMETEK, Inc.	2,900	178,582
Eaton Corp. PLC	5,600	438,200
Emerson Electric Co.	8,000	476,880
Rockwell Automation, Inc.	1,610	265,698

		1,470,818

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. (Class A Stock)	1,240	95,009
Corning, Inc.	3,600	104,904
FLIR Systems, Inc.	500	18,660
TE Connectivity Ltd.	1,400	112,546

		331,119

Energy Equipment & Services — 0.5%
Baker Hughes a GE Co.	2,900	106,981
Halliburton Co.	6,000	254,640
Helmerich & Payne, Inc.(a)	770	38,977
National Oilwell Varco, Inc.	2,600	85,046
Schlumberger Ltd.	9,619	659,864
TechnipFMC PLC (United Kingdom)*	3,200	91,328
Transocean Ltd.*(a)	2,700	23,355

		1,260,191

Equity Real Estate Investment Trusts (REITs) — 1.9%
Alexandria Real Estate Equities, Inc.	650	78,813
American Tower Corp.	3,040	414,443
Apartment Investment & Management Co. (Class A Stock)	1,100	50,105

AvalonBay Communities, Inc.	990	190,426
Boston Properties, Inc.	1,100	133,001
Crown Castle International Corp.	2,630	264,525
Digital Realty Trust, Inc.	1,140	131,488
Equinix, Inc.	561	252,860
Equity Residential	2,600	176,956
Essex Property Trust, Inc.	470	122,999
Extra Space Storage, Inc.	900	71,550
Federal Realty Investment Trust	520	68,968
GGP, Inc.	4,100	92,701
HCP, Inc.	3,300	104,445
Host Hotels & Resorts, Inc.	5,200	97,032
Iron Mountain, Inc.	1,738	63,315
JBG SMITH Properties*	645	22,885
Kimco Realty Corp.	3,000	60,540
Macerich Co. (The)	800	45,912
Mid-America Apartment Communities, Inc.	810	83,859
Prologis, Inc.	3,800	231,078
Public Storage	1,070	219,960
Realty Income Corp.	1,900	108,414
Regency Centers Corp.	1,000	66,220
Simon Property Group, Inc.	2,230	353,455
SL Green Realty Corp.	730	75,387
UDR, Inc.	1,900	74,271
Ventas, Inc.	2,500	168,375
Vornado Realty Trust	1,290	102,361
Welltower, Inc.	2,600	190,814
Weyerhaeuser Co.	5,340	176,327

		4,293,485

Food & Staples Retailing — 3.1%
Costco Wholesale Corp.	7,740	1,226,867
CVS Health Corp.	17,990	1,437,941
Kroger Co. (The)	16,100	394,772
Sysco Corp.	8,700	457,794
Wal-Mart Stores, Inc.	26,100	2,087,739
Walgreens Boots Alliance, Inc.	15,100	1,218,117
Whole Foods Market, Inc.	5,600	233,856

		7,057,086

Food Products — 2.2%
Archer-Daniels-Midland Co.	10,000	421,800
Campbell Soup Co.	3,400	179,622
Conagra Brands, Inc.	7,100	243,104
General Mills, Inc.	10,200	567,732
Hershey Co. (The)	2,470	260,116
Hormel Foods Corp.	4,700	160,599
J.M. Smucker Co. (The)	2,060	251,114
Kellogg Co.	4,500	306,000
Kraft Heinz Co. (The)	10,500	918,330
McCormick & Co., Inc.	2,040	194,412
Mondelez International, Inc. (Class A Stock)	26,800	1,179,736
Tyson Foods, Inc. (Class A Stock)	5,100	323,136

		5,005,701

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	2,957	145,425
Align Technology, Inc.*	130	21,740
Baxter International, Inc.	800	48,384
Becton, Dickinson and Co.	395	79,553

Boston Scientific Corp.*	2,300	61,226
C.R. Bard, Inc.	130	41,678
Cooper Cos., Inc. (The)	90	21,948
Danaher Corp.	1,100	89,639
DENTSPLY SIRONA, Inc.	400	24,812
Edwards Lifesciences Corp.*	360	41,465
Hologic, Inc.*	500	22,105
IDEXX Laboratories, Inc.*	150	24,969
Intuitive Surgical, Inc.*	70	65,678
Medtronic PLC	2,388	200,521
Stryker Corp.	530	77,963
Varian Medical Systems, Inc.*	160	15,539
Zimmer Biomet Holdings, Inc.	350	42,462

		1,025,107

Health Care Providers & Services — 0.4%
Aetna, Inc.	570	87,957
AmerisourceBergen Corp.	250	23,455
Anthem, Inc.	460	85,657
Cardinal Health, Inc.	500	38,630
Centene Corp.*	300	23,826
Cigna Corp.	440	76,366
DaVita, Inc.*	280	18,138
Envision Healthcare Corp.*	200	11,286
Express Scripts Holding Co.*	1,000	62,640
HCA Healthcare, Inc.*	500	40,170
Henry Schein, Inc.*	140	25,509
Humana, Inc.	250	57,800
Laboratory Corp. of America Holdings*	180	28,604
McKesson Corp.	360	58,273
Patterson Cos., Inc.	100	4,172
Quest Diagnostics, Inc.	240	25,994
UnitedHealth Group, Inc.	1,650	316,487
Universal Health Services, Inc. (Class B Stock)	150	16,625

		1,001,589

Health Care Technology — 0.0%
Cerner Corp.*	500	32,185

Hotels, Restaurants & Leisure — 2.2%
Carnival Corp.	5,800	387,324
Chipotle Mexican Grill, Inc.*	400	137,508
Darden Restaurants, Inc.	1,700	142,596
Hilton Worldwide Holdings, Inc.	2,900	181,337
Marriott International, Inc. (Class A Stock)	4,340	452,185
McDonald’s Corp.	11,390	1,767,045
Royal Caribbean Cruises Ltd.	2,350	265,714
Starbucks Corp.	20,200	1,090,396
Wyndham Worldwide Corp.	1,460	152,380
Wynn Resorts Ltd.	1,120	144,861
Yum! Brands, Inc.	4,600	347,208

		5,068,554

Household Durables — 0.6%
D.R. Horton, Inc.	4,700	167,743
Garmin Ltd.	1,600	80,304
Leggett & Platt, Inc.	1,800	86,724
Lennar Corp. (Class A Stock)	2,800	146,832
Mohawk Industries, Inc.*	890	221,601
Newell Brands, Inc.	6,700	353,224

PulteGroup, Inc.	3,900	95,238
Whirlpool Corp.	1,040	184,995

		1,336,661

Household Products — 2.8%
Church & Dwight Co., Inc.	4,340	231,539
Clorox Co. (The)	2,280	304,357
Colgate-Palmolive Co.	15,600	1,126,320
Kimberly-Clark Corp.	6,270	772,213
Procter & Gamble Co. (The)	45,200	4,105,064

		6,539,493

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.	19,900	222,482
NRG Energy, Inc.	9,500	233,890

		456,372

Industrial Conglomerates — 2.6%
3M Co.	7,440	1,496,705
General Electric Co.	108,420	2,776,636
Honeywell International, Inc.	9,500	1,293,140
Roper Technologies, Inc.	1,270	295,224

		5,861,705

Insurance — 3.5%
Aflac, Inc.	5,800	462,550
Allstate Corp. (The)	5,400	491,400
American International Group, Inc.	12,800	837,760
Aon PLC	3,850	531,955
Arthur J. Gallagher & Co.	2,800	164,612
Assurant, Inc.	890	93,690
Chubb Ltd.	6,787	994,024
Cincinnati Financial Corp.	2,300	175,168
Everest Re Group Ltd.	630	165,306
Hartford Financial Services Group, Inc. (The)	5,500	302,500
Lincoln National Corp.	3,400	248,404
Loews Corp.	4,200	204,456
Marsh & McLennan Cos., Inc.	7,600	592,572
MetLife, Inc.	15,700	863,500
Principal Financial Group, Inc.	4,000	267,000
Progressive Corp. (The)	8,600	405,318
Torchmark Corp.	1,700	134,249
Travelers Cos., Inc. (The)	4,100	525,169
Unum Group	3,500	175,455
Willis Towers Watson PLC	1,900	282,872
XL Group Ltd. (Bermuda)	4,000	177,600

		8,095,560

Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.*	5,550	5,482,179
Expedia, Inc.	1,700	265,999
Netflix, Inc.*	6,020	1,093,593
Priceline Group, Inc. (The)*	690	1,399,665
TripAdvisor, Inc.*	1,490	58,140

		8,299,576

Internet Software & Services — 1.7%
Akamai Technologies, Inc.*	700	32,998
Alphabet, Inc. (Class A Stock)*	1,170	1,106,235
Alphabet, Inc. (Class C Stock)*	1,171	1,089,616

eBay, Inc.*	3,900	139,347
Facebook, Inc. (Class A Stock)*	9,270	1,568,947
VeriSign, Inc.*	400	40,468

		3,977,611

IT Services — 1.4%
Accenture PLC (Class A Stock)	2,430	313,033
Alliance Data Systems Corp.	220	53,115
Automatic Data Processing, Inc.	1,760	209,282
Cognizant Technology Solutions Corp. (Class A Stock)	2,320	160,822
CSRA, Inc.	500	16,305
DXC Technology Co.	1,159	90,842
Fidelity National Information Services, Inc.	1,300	118,586
Fiserv, Inc.*	840	107,940
Gartner, Inc.*	360	46,195
Global Payments, Inc.	600	56,622
International Business Machines Corp.	3,360	486,091
Mastercard, Inc. (Class A Stock)	3,680	470,304
Paychex, Inc.	1,200	69,420
PayPal Holdings, Inc.*	4,400	257,620
Total System Services, Inc.	600	38,076
Visa, Inc. (Class A Stock)	7,260	722,806
Western Union Co. (The)	1,800	35,550

		3,252,609

Leisure Products — 0.1%
Hasbro, Inc.	1,570	166,232
Mattel, Inc.	4,700	94,094

		260,326

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	500	29,895
Illumina, Inc.*	250	43,462
Mettler-Toledo International, Inc.*	50	28,654
PerkinElmer, Inc.	200	13,166
Thermo Fisher Scientific, Inc.	670	117,605
Waters Corp.*	140	24,282

		257,064

Machinery — 1.8%
Caterpillar, Inc.	7,340	836,393
Cummins, Inc.	1,930	324,047
Deere & Co.	3,670	470,787
Dover Corp.	1,900	159,600
Flowserve Corp.	1,600	65,808
Fortive Corp.	3,750	242,775
Illinois Tool Works, Inc.	3,870	544,548
Ingersoll-Rand PLC	3,200	281,216
PACCAR, Inc.	4,400	301,180
Parker-Hannifin Corp.	1,660	275,527
Pentair PLC (United Kingdom)	2,100	132,447
Snap-on, Inc.	720	111,024
Stanley Black & Decker, Inc.	1,910	268,718
Xylem, Inc.	2,200	124,806

		4,138,876

Media — 4.0%
CBS Corp. (Class B Stock)	5,100	335,733
Charter Communications, Inc. (Class A Stock)*	3,020	1,183,568
Comcast Corp. (Class A Stock)	66,100	2,673,745

Discovery Communications, Inc. (Class A Stock)*(a)	2,100	51,660
Discovery Communications, Inc. (Class C Stock)*	2,900	67,077
DISH Network Corp. (Class A Stock)*	3,200	204,896
Interpublic Group of Cos., Inc. (The)	5,500	118,855
News Corp. (Class A Stock)	5,250	75,127
News Corp. (Class B Stock)	1,600	23,520
Omnicom Group, Inc.	3,300	259,842
Scripps Networks Interactive, Inc. (Class A Stock)	1,300	113,633
Time Warner, Inc.	10,840	1,110,233
Twenty-First Century Fox, Inc. (Class A Stock)	14,700	427,770
Twenty-First Century Fox, Inc. (Class B Stock)	6,800	195,092
Viacom, Inc. (Class B Stock)	4,900	171,108
Walt Disney Co. (The)	20,320	2,233,778

		9,245,637

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.*	11,500	168,130
Newmont Mining Corp.	4,600	170,982
Nucor Corp.	2,800	161,476

		500,588

Multi-Utilities — 2.9%
Ameren Corp.	7,300	409,530
CenterPoint Energy, Inc.	13,000	366,470
CMS Energy Corp.	8,500	393,040
Consolidated Edison, Inc.	9,200	762,312
Dominion Energy, Inc.	19,000	1,466,420
DTE Energy Co.	5,430	581,336
NiSource, Inc.	9,700	252,782
Public Service Enterprise Group, Inc.	15,300	688,041
SCANA Corp.	4,300	276,791
Sempra Energy	7,590	857,746
WEC Energy Group, Inc.	9,584	603,504

		6,657,972

Multiline Retail — 0.5%
Dollar General Corp.	3,500	263,060
Dollar Tree, Inc.*	3,300	237,864
Kohl’s Corp.	2,300	95,105
Macy’s, Inc.	4,200	99,750
Nordstrom, Inc.	1,500	72,855
Target Corp.	7,700	436,359

		1,204,993

Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.	3,830	174,916
Apache Corp.	2,600	128,648
Cabot Oil & Gas Corp.	3,200	79,584
Chesapeake Energy Corp.*(a)	5,200	25,792
Chevron Corp.	13,130	1,433,665
Cimarex Energy Co.	630	62,389
Concho Resources, Inc.*	1,030	134,168
ConocoPhillips	8,500	385,645
Devon Energy Corp.	3,600	119,916
EOG Resources, Inc.	4,010	381,511
EQT Corp.	1,170	74,529
Exxon Mobil Corp.	29,420	2,354,777
Hess Corp.	1,830	81,508
Kinder Morgan, Inc.	13,300	271,719
Marathon Oil Corp.	5,800	70,934

Marathon Petroleum Corp.	3,580	200,444
Murphy Oil Corp.	1,100	29,238
Newfield Exploration Co.*	1,300	37,349
Noble Energy, Inc.	3,100	89,621
Occidental Petroleum Corp.	5,300	328,229
ONEOK, Inc.	2,600	147,082
Phillips 66	3,100	259,625
Pioneer Natural Resources Co.	1,180	192,458
Range Resources Corp.	1,300	27,443
Tesoro Corp.	1,100	109,483
Valero Energy Corp.	3,100	213,807
Williams Cos., Inc. (The)	5,700	181,146

		7,595,626

Personal Products — 0.2%
Coty, Inc. (Class A Stock)	8,300	169,984
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,000	395,960

		565,944

Pharmaceuticals — 0.8%
Allergan PLC	578	145,847
Bristol-Myers Squibb Co.	2,800	159,320
Eli Lilly & Co.	1,700	140,522
Johnson & Johnson	4,600	610,512
Mallinckrodt PLC*	170	7,786
Merck & Co., Inc.	4,700	300,236
Mylan NV*	700	27,293
Perrigo Co. PLC	250	18,730
Pfizer, Inc.	10,100	334,916
Zoetis, Inc.	800	50,016

		1,795,178

Professional Services — 0.4%
Equifax, Inc.	1,500	218,160
IHS Markit Ltd.*	3,900	181,935
Nielsen Holdings PLC	4,100	176,341
Robert Half International, Inc.	1,600	72,400
Verisk Analytics, Inc.*	1,900	165,794

		814,630

Real Estate Management & Development — 0.0%
CBRE Group, Inc. (Class A Stock)*	2,100	79,779

Road & Rail — 1.0%
CSX Corp.	11,500	567,410
J.B. Hunt Transport Services, Inc.	1,100	99,781
Kansas City Southern	1,320	136,211
Norfolk Southern Corp.	3,610	406,414
Union Pacific Corp.	10,060	1,035,777

		2,245,593

Semiconductors & Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc.*(a)	3,000	40,830
Analog Devices, Inc.	1,448	114,406
Applied Materials, Inc.	4,200	186,102
Broadcom Ltd.	1,582	390,216
Intel Corp.	18,400	652,648
KLA-Tencor Corp.	650	60,210
Lam Research Corp.	640	102,054
Microchip Technology, Inc.	900	72,036

Micron Technology, Inc.*	4,000	112,480
NVIDIA Corp.	2,340	380,273
Qorvo, Inc.*	500	34,280
QUALCOMM, Inc.	5,800	308,502
Skyworks Solutions, Inc.	750	78,653
Texas Instruments, Inc.	3,900	317,382
Xilinx, Inc.	1,000	63,260

		2,913,332

Software — 1.8%
Activision Blizzard, Inc.	2,700	166,806
Adobe Systems, Inc.*	1,940	284,190
ANSYS, Inc.*	340	44,047
Autodesk, Inc.*	760	84,200
CA, Inc.	1,200	37,248
Citrix Systems, Inc.*	600	47,388
Electronic Arts, Inc.*	1,220	142,423
Intuit, Inc.	960	131,722
Microsoft Corp.	30,300	2,202,810
Oracle Corp.	11,800	589,174
Red Hat, Inc.*	700	69,209
salesforce.com, Inc.*	2,600	236,080
Symantec Corp.	2,300	71,277
Synopsys, Inc.*	600	45,942

		4,152,516

Specialty Retail — 2.8%
Advance Auto Parts, Inc.	1,030	115,370
AutoNation, Inc.*	900	38,142
AutoZone, Inc.*	400	215,928
Bed Bath & Beyond, Inc.	2,000	59,800
Best Buy Co., Inc.	3,700	215,858
CarMax, Inc.*(a)	2,600	172,250
Foot Locker, Inc.	1,800	84,942
Gap, Inc. (The)	3,000	71,490
Home Depot, Inc. (The)	16,700	2,498,320
L Brands, Inc.	3,400	157,726
Lowe’s Cos., Inc.	12,000	928,800
O’Reilly Automotive, Inc.*	1,270	259,461
Ross Stores, Inc.	5,480	303,154
Signet Jewelers Ltd.	970	59,325
Staples, Inc.	9,100	92,365
Tiffany & Co.	1,540	147,086
TJX Cos., Inc. (The)	9,000	632,790
Tractor Supply Co.	1,800	101,016
Ulta Beauty, Inc.*	820	205,992

		6,359,815

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	20,450	3,041,528
Hewlett Packard Enterprise Co.	6,500	113,815
HP, Inc.	6,600	126,060
NetApp, Inc.	1,000	43,420
Seagate Technology PLC	1,100	36,256
Western Digital Corp.	1,132	96,356
Xerox Corp.	750	23,003

		3,480,438

Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.	3,900	183,846

Hanesbrands, Inc.	5,000	114,600
Michael Kors Holdings Ltd.*	2,100	76,524
NIKE, Inc. (Class B Stock)	18,520	1,093,606
PVH Corp.	1,090	130,026
Ralph Lauren Corp.	770	58,251
Under Armour, Inc. (Class A Stock)*(a)	2,500	50,050
Under Armour, Inc. (Class C Stock)*(a)	2,511	45,474
VF Corp.	4,420	274,880

		2,027,257

Tobacco — 2.6%
Altria Group, Inc.	34,100	2,215,477
British American Tobacco PLC (United Kingdom), ADR	7,695	481,091
Philip Morris International, Inc.	27,410	3,199,021

		5,895,589

Trading Companies & Distributors — 0.2%
Fastenal Co.	3,600	154,656
United Rentals, Inc.*	1,050	124,908
W.W. Grainger, Inc.	670	111,716

		391,280

Water Utilities — 0.2%
American Water Works Co., Inc.	5,400	437,940

TOTAL COMMON STOCKS (cost $161,605,406)		219,097,427

	Units
RIGHTS* — 0.0%
Food & Staples Retailing
Safeway Casa Ley, expiring 01/30/19, CVR^(g)	2,400	1,133
Safeway PDC, CVR^(g)	2,400	41

TOTAL RIGHTS (cost $2,512)		1,174

TOTAL LONG-TERM INVESTMENTS (cost $161,607,918)		219,098,601

SHORT-TERM INVESTMENTS — 5.3%

	Shares
AFFILIATED MUTUAL FUNDS — 5.0%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	10,489,815	10,489,815
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $1,081,879; includes $1,081,006 of cash collateral for securities on loan)(b)(w)	1,081,782	1,081,891

TOTAL AFFILIATED MUTUAL FUNDS (cost $11,571,695)		11,571,706

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills (cost $599,497)	0.960%	09/21/17	600	599,165

TOTAL SHORT-TERM INVESTMENTS (cost $12,171,192)				12,170,871

TOTAL INVESTMENTS — 100.6% (cost $173,779,110)(x)				231,269,472
Liabilities in excess of other assets(z) — (0.6)%				(1,452,926)

NET ASSETS — 100.0%				$229,816,546

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,174 and 0.0% of net assets.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,054,580; cash collateral of $1,081,006 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $1,174 is approximately 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown reflect yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$178,188,436

Appreciation	53,740,003
Depreciation	(658,967)

Net Unrealized Appreciation	$53,081,036

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
	Long Position:
78	S&P 500 E-Mini Index	Sep. 2017	$9,456,417	$9,625,200	$168,783

A security with a market value of $599,165 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at July 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$6,444,751	$—	$—
Air Freight & Logistics	1,832,556	—	—
Airlines	1,551,369	—	—
Auto Components	582,883	—	—
Automobiles	1,416,638	—	—
Banks	19,599,184	—	—
Beverages	7,750,329	—	—
Biotechnology	1,090,017	—	—
Building Products	823,064	—	—
Capital Markets	9,174,358	—	—
Chemicals	3,859,138	—	—
Commercial Services & Supplies	797,617	—	—
Communications Equipment	805,367	—	—
Construction & Engineering	213,625	—	—
Construction Materials	266,124	—	—
Consumer Finance	2,297,152	—	—
Containers & Packaging	594,588	—	—
Distributors	323,564	—	—
Diversified Consumer Services	85,400	—	—
Diversified Financial Services	4,919,079	—	—
Diversified Telecommunication Services	16,509,588	—	—
Electric Utilities	12,775,241	—	—
Electrical Equipment	1,470,818	—	—
Electronic Equipment, Instruments & Components	331,119	—	—
Energy Equipment & Services	1,260,191	—	—
Equity Real Estate Investment Trusts (REITs)	4,293,485	—	—
Food & Staples Retailing	7,057,086	—	—
Food Products	5,005,701	—	—
Health Care Equipment & Supplies	1,025,107	—	—
Health Care Providers & Services	1,001,589	—	—
Health Care Technology	32,185	—	—
Hotels, Restaurants & Leisure	5,068,554	—	—
Household Durables	1,336,661	—	—
Household Products	6,539,493	—	—
Independent Power & Renewable Electricity Producers	456,372	—	—
Industrial Conglomerates	5,861,705	—	—
Insurance	8,095,560	—	—
Internet & Direct Marketing Retail	8,299,576	—	—
Internet Software & Services	3,977,611	—	—
IT Services	3,252,609	—	—
Leisure Products	260,326	—	—
Life Sciences Tools & Services	257,064	—	—
Machinery	4,138,876	—	—
Media	9,245,637	—	—
Metals & Mining	500,588	—	—
Multi-Utilities	6,657,972	—	—
Multiline Retail	1,204,993	—	—
Oil, Gas & Consumable Fuels	7,595,626	—	—
Personal Products	565,944	—	—
Pharmaceuticals	1,795,178	—	—

Professional Services	814,630	—	—
Real Estate Management & Development	79,779	—	—
Road & Rail	2,245,593	—	—
Semiconductors & Semiconductor Equipment	2,913,332	—	—
Software	4,152,516	—	—
Specialty Retail	6,359,815	—	—
Technology Hardware, Storage & Peripherals	3,480,438	—	—
Textiles, Apparel & Luxury Goods	2,027,257	—	—
Tobacco	5,895,589	—	—
Trading Companies & Distributors	391,280	—	—
Water Utilities	437,940	—	—
Rights
Food & Staples Retailing	—	—	1,174
Affiliated Mutual Funds	11,571,706	—	—
U.S. Treasury Obligation	—	599,165	—
Other Financial Instruments*
Futures Contracts	168,783	—	—

Total	$230,837,916	$599,165	$1,174

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The following abbreviations are used in the quarterly schedules of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
CVT	Convertible Security
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
GMTN	Global Medium Term Note
MLP	Master Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts
ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 16

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date September 18, 2017

*	Print the name and title of each signing officer under his or her signature.